UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

GL Beyond Income Fund

(Exact name of registrant as specified in charter)

400 Fifth Avenue Waltham, MA 02451

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2013

Investor Information: 1-855-754-7930

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of GL Beyond Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

GL Beyond Income Fund

Portfolio Review (Unaudited)

Since Inception through July 31, 2013*

Non-Annualized Total Returns as of July 31, 2013	Six Months	One Year	Since Inception*+
GL Beyond Income Fund	4.50%	9.01%	8.23%
Barclays Capital Aggregate Bond	(1.62)%	(1.90)%	1.20%
S&P 500 Index	13.73%	25.00%	17.39%
S&P/LSTA US Leveraged Loan 100 Index	0.68%	4.01%	3.58%

________________

* Commencement of operations is March 23, 2012.

+ Annualized

The Barclays Capital Aggregate Bond Index, which used to be called the "Lehman Aggregate Bond Index," is a broad base index, maintained by Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in United States.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The S&P/LSTA Leveraged Loan 100 Index (LL100) dates back to 2002 and is a daily tradable index for the U.S. market that seeks to mirror the market-weighted performance of the largest institutional leveraged loans, as determined by criteria.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 13.01%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.

 Portfolio Composition as of July 31, 2013 (Unaudited)

	Percent of Net Assets		Percent of Net Assets
Consumer Notes	87.36%	Pharmacy	2.44%
Law	37.86%	BS	2.05%
Medicine - Allopathic	18.05%	PHD	1.99%
Other	8.52%	Medicine - Veterinary	1.35%
MBA	6.21%	Masters	0.04%
Medicine - Osteopathic	5.25%	Private Placement	9.46%
Dentistry	3.60%	Other Assets Less Liabilities	3.18%
		Net Assets	100.00%

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	CONSUMER NOTES - 87.36% ^
	BS - 2.05%
$ 438,009	Loan 000310005TA01	17.20%	7/15/2023	$ 438,009

	DENTISTRY - 3.60%
25,272	Loan 000169779PL01	5.90	11/20/2027	25,272
4,660	Loan 000177278LL01	7.70	4/25/2016	4,660
9,881	Loan 003979204LE01	9.19	6/1/2026	8,399
11,516	Loan 004370884LE01	9.19	6/3/2026	9,789
16,725	Loan 033473834LE01	9.19	10/1/2026	16,725
22,818	Loan 044863227LE02	9.19	10/18/2025	19,395
20,027	Loan 062570894LE02	11.19	1/1/2025	17,023
14,576	Loan 072959867LE01	9.19	11/1/2024	12,390
20,464	Loan 085073207LE02	9.19	6/1/2025	17,395
20,505	Loan 093870014LE02	11.19	11/21/2026	20,505
9,959	Loan 121274404LE01	9.19	12/28/2025	8,465
20,408	Loan 125175834LE02	9.19	11/8/2026	20,408
30,164	Loan 140057254LE02	9.19	2/10/2027	30,164
10,288	Loan 156888414LE01	9.19	11/9/2024	8,745
18,978	Loan 157774084LE02	5.19	12/13/2025	18,978
31,672	Loan 174578844LE02	11.19	11/3/2026	31,672
29,376	Loan 185879044LE02	11.19	11/9/2026	29,376
9,248	Loan 186270814LE02	11.19	12/15/2024	7,860
24,332	Loan 282954094LE02	9.19	1/1/2027	23,115
16,725	Loan 300986184LE01	9.19	11/2/2024	14,216
212	Loan 330313715LE01	9.19	11/9/2024	180
21,277	Loan 335173467LE02	9.19	11/8/2026	21,277
20,833	Loan 358391864LE02	9.19	10/13/2026	20,833
28,548	Loan 415385615LE01	9.19	11/10/2026	28,548
10,478	Loan 420967164LE01	9.19	5/5/2025	8,906
24,832	Loan 440383944LE02	9.19	1/1/2027	24,832
12,581	Loan 481458309LE02	9.19	1/1/2027	10,694
20,430	Loan 518057903LE02	11.19	11/22/2025	20,430
2,890	Loan 529626376LE01	9.19	11/9/2024	2,746
2,508	Loan 530024944LE02	11.19	11/2/2025	2,132
22,262	Loan 537192885LE02	11.19	11/9/2025	18,922
28,915	Loan 604072884LE02	9.19	4/18/2027	24,578
6,413	Loan 620684916LE01	9.19	2/13/2027	5,451
30,572	Loan 621771109LE02	9.19	12/20/2026	30,572
19,305	Loan 678659674LE02	9.19	12/27/2024	16,409
18,541	Loan 711489354LE01	9.19	1/1/2027	15,760

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	DENTISTRY - 3.60% (Continued)
$ 17,703	Loan 722526989LE01	11.19%	8/27/2026	$ 17,703
12,581	Loan 729565124LE01	9.19	2/26/2027	10,694
13,646	Loan 743205804LE01	9.19	11/11/2026	13,646
24,634	Loan 798169844LE02	11.19	9/1/2026	20,939
12,845	Loan 831836465LE01	9.19	10/23/2025	10,916
18,691	Loan 868259224LE02	9.19	12/2/2024	15,887
6,452	Loan 893625718LE01	11.19	12/18/2026	6,452
20,619	Loan 925990143LE02	11.19	12/22/2026	20,619
14,430	Loan 948478634LE01	9.19	11/17/2024	12,266
788	Loan 952264845LE01	9.19	12/1/2024	748
23,973	Loan 982400789LE01	9.19	5/1/2027	20,377
5,844	Loan 987550864LE01	9.19	12/2/2024	5,551
22,025	Loan 999475597LE02	9.19	11/2/2025	18,721
				771,341
	LAW - 37.86%
26,851	Loan 000167486CC01	10.90	4/11/2018	26,851
3,500	Loan 000170163BC01	14.19	11/2/2013	3,532
15,000	Loan 000170259BA01	17.20	12/1/2017	15,000
6,000	Loan 000170353BA01	17.20	12/1/2017	6,000
15,000	Loan 000170354BC01	17.19	11/2/2013	15,135
15,000	Loan 000177107BA01	17.20	12/1/2017	15,000
1,664	Loan 000177583BA01	17.49	12/15/2014	1,664
16,909	Loan 000180171CC01	12.91	12/4/2017	16,909
15,000	Loan 000182758BC01	17.19	11/1/2016	15,135
2,075	Loan 000185115BA01	19.49	12/15/2014	2,075
1,500	Loan 000185175BA01	19.49	12/15/2014	1,500
2,561	Loan 000185279BA01	17.49	12/22/2014	2,561
2,290	Loan 000185684BA01	14.49	12/22/2014	2,290
7,000	Loan 000186221BC01	9.19	11/2/2013	7,063
3,000	Loan 000189658BC01	17.19	11/2/2013	3,027
9,852	Loan 000198073CC01	12.82	6/21/2018	9,852
6,500	Loan 000200538BA01	7.20	12/1/2017	6,500
3,000	Loan 000200631BC01	17.19	11/2/2013	3,027
3,500	Loan 000200632BB01	17.19	11/1/2016	3,500
7,000	Loan 000200633BB01	17.19	11/1/2016	7,000
12,500	Loan 000200637BB01	9.19	11/1/2017	12,500
10,500	Loan 000200642BA01	17.20	12/1/2017	10,500
4,000	Loan 000200667BA01	17.20	12/1/2017	4,000
15,000	Loan 000200668BA01	17.20	12/1/2017	15,000
3,000	Loan 000200671BC01	16.19	11/2/2013	3,027

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000200673BA01	17.20%	12/1/2017	$ 15,000
5,000	Loan 000200676BA01	17.20	12/1/2017	5,000
15,000	Loan 000200680BA01	9.20	12/1/2017	15,000
15,000	Loan 000200682BA01	17.20	12/1/2017	15,000
8,000	Loan 000200684BA01	17.20	12/1/2017	8,000
15,000	Loan 000200687BA01	17.20	12/1/2017	15,000
15,000	Loan 000200691BA01	17.20	12/1/2017	15,000
10,000	Loan 000200694BA01	17.20	12/1/2017	10,000
5,500	Loan 000200700BC01	17.19	11/1/2017	5,550
15,000	Loan 000200642BA01	14.19	11/2/2013	15,135
9,000	Loan 000200708BA01	17.20	12/1/2017	9,000
6,000	Loan 000200710BC01	16.19	11/2/2013	6,053
3,000	Loan 000200713BC01	17.19	11/1/2016	3,027
13,000	Loan 000200718BA01	17.20	12/1/2017	13,000
10,000	Loan 000200720BA01	17.20	12/1/2017	10,000
4,000	Loan 000200723BA01	17.20	12/1/2017	4,000
10,000	Loan 000200724BA01	17.20	12/1/2017	10,000
15,000	Loan 000200726BA01	17.20	12/1/2017	15,000
3,878	Loan 000200734BA01	9.20	12/1/2017	3,878
5,000	Loan 000200736BA01	14.20	12/1/2017	5,000
15,000	Loan 000200737BA01	17.20	12/1/2017	15,000
10,000	Loan 000200741BA01	16.20	12/1/2017	10,000
6,000	Loan 000200755BA01	7.20	12/1/2017	6,000
8,000	Loan 000200756BA01	17.20	12/1/2017	8,000
15,000	Loan 000200766BB01	17.19	11/1/2017	15,000
7,500	Loan 000200770BA01	17.20	11/1/2017	7,500
15,000	Loan 000200775BA01	17.20	12/1/2017	15,000
12,000	Loan 000200776BA01	17.20	12/1/2017	12,000
15,000	Loan 000200777BA01	17.20	12/1/2017	15,000
8,000	Loan 000200779BA01	17.20	12/1/2017	8,000
3,000	Loan 000200780BA01	17.20	12/1/2017	3,000
15,000	Loan 000200781BA01	7.20	12/1/2017	15,000
5,000	Loan 000200788BA01	17.20	12/1/2017	5,000
7,500	Loan 000200792BB01	17.19	11/1/2016	7,500
5,000	Loan 000200794BA01	17.20	12/1/2017	5,000
10,000	Loan 000200810BC01	17.19	11/1/2017	10,090
15,000	Loan 000200816BA01	17.20	12/1/2017	15,000
10,000	Loan 000200821BC01	17.19	11/1/2017	10,090
15,000	Loan 000200827BA01	17.20	12/1/2017	15,000
14,000	Loan 000200831BA01	17.20	12/1/2017	14,000

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 4,000	Loan 000200833BA01	17.20%	12/1/2017	$ 4,000
5,000	Loan 000200837BA01	17.20	12/1/2017	5,000
10,000	Loan 000200841BC01	17.19	11/1/2017	10,090
7,500	Loan 000200848BA01	17.20	12/1/2017	7,500
6,000	Loan 000200852BA01	17.20	12/1/2017	6,000
15,000	Loan 000200857BC01	14.19	11/2/2013	15,133
4,000	Loan 000200875BA01	17.20	12/1/2017	4,000
5,400	Loan 000200884BC01	17.19	11/1/2017	5,449
12,000	Loan 000200885BA01	17.20	12/1/2017	12,000
10,000	Loan 000200889BB01	7.19	11/1/2016	10,000
13,000	Loan 000200893BA01	7.20	12/1/2017	13,000
10,000	Loan 000200900BA01	17.20	12/1/2017	10,000
7,500	Loan 000200902BA01	17.20	12/1/2017	7,500
15,000	Loan 000200907BA01	17.20	12/1/2017	15,000
15,000	Loan 000200908BB01	17.19	11/1/2017	15,000
7,000	Loan 000200932BC01	17.19	11/2/2013	7,063
6,000	Loan 000200937BA01	17.20	12/1/2017	6,000
15,000	Loan 000200938BA01	17.20	12/1/2017	15,000
7,000	Loan 000200964BA01	17.20	12/1/2017	7,000
15,000	Loan 000200968BA01	17.20	12/1/2017	15,000
12,600	Loan 000200977BA01	17.20	12/1/2017	12,600
15,000	Loan 000201006BA01	7.20	12/1/2017	15,000
15,000	Loan 000201014BA01	7.20	12/1/2017	15,000
5,000	Loan 000201016BA01	17.20	12/1/2017	5,000
10,000	Loan 000201019BA01	17.20	12/1/2017	10,000
10,000	Loan 000201021BA01	17.20	12/1/2017	10,000
15,000	Loan 000201026BA01	17.20	12/1/2017	15,000
15,000	Loan 000201030BA01	17.20	12/1/2017	15,000
6,000	Loan 000201032BA01	17.20	12/1/2017	6,000
9,000	Loan 000201046BA01	9.20	12/1/2017	9,000
15,000	Loan 000201064BA01	7.20	12/1/2017	15,000
10,000	Loan 000201066BA01	17.20	12/1/2017	10,000
4,000	Loan 000201074BA01	9.20	12/1/2017	4,000
15,000	Loan 000201075BA01	14.20	12/1/2017	15,000
8,000	Loan 000201076BA01	17.20	12/1/2017	8,000
14,500	Loan 000201079BA01	7.20	12/1/2017	14,500
15,000	Loan 000201082BC01	17.19	11/2/2013	15,135
10,000	Loan 000201103BA01	17.20	12/1/2017	10,000
8,500	Loan 000201107BA01	16.20	12/1/2017	8,500
2,500	Loan 000201116BA01	17.20	12/1/2017	2,500

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000201117BA01	16.20%	12/1/2017	$ 15,000
10,000	Loan 000201118BA01	17.20	12/1/2017	10,000
15,000	Loan 000201123BA01	17.20	12/1/2017	15,000
15,000	Loan 000201126BA01	17.20	12/1/2017	15,000
4,000	Loan 000201130BA01	7.20	12/1/2017	4,000
15,000	Loan 000201133BA01	17.20	12/1/2016	15,000
5,000	Loan 000201138BA01	17.20	12/1/2017	5,000
15,000	Loan 000201142BB01	17.19	12/1/2017	15,000
15,000	Loan 000201154BA01	17.20	12/1/2017	15,000
15,000	Loan 000201158BA01	17.20	12/1/2017	15,000
10,000	Loan 000201159BC01	14.19	11/1/2016	10,090
12,000	Loan 000201177BA01	17.20	12/1/2017	12,000
8,500	Loan 000201181BA01	17.20	12/1/2017	8,500
15,000	Loan 000201189BA01	7.20	12/1/2017	15,000
15,000	Loan 000201198BA01	17.20	12/1/2017	15,000
10,000	Loan 000201200BA01	14.20	12/1/2017	10,000
2,173	Loan 000201213BC01	16.19	11/1/2016	2,193
5,000	Loan 000201216BA01	17.20	12/1/2017	5,000
8,000	Loan 000201220BA01	17.20	12/1/2017	8,000
15,000	Loan 000201226BC01	17.19	11/1/2017	15,135
4,000	Loan 000201229BA01	17.20	12/1/2017	4,000
10,000	Loan 000201233BA01	9.20	12/1/2017	10,000
4,000	Loan 000201238BA01	17.20	12/1/2017	4,000
8,000	Loan 000201240BA01	17.20	12/1/2017	8,000
10,000	Loan 000201253BA01	17.20	11/1/2017	10,000
6,000	Loan 000201262BA01	17.20	12/1/2017	6,000
12,000	Loan 000201263BA01	17.20	12/1/2017	12,000
8,000	Loan 000201264BA01	17.20	12/1/2017	8,000
12,000	Loan 000201265BB01	9.19	11/1/2016	12,000
15,000	Loan 000201268BA01	7.20	12/1/2017	15,000
15,000	Loan 000201269BA01	17.20	11/1/2017	15,000
7,000	Loan 000201277BA01	14.20	12/1/2017	7,000
4,100	Loan 000201280BB01	14.19	11/1/2016	4,100
15,000	Loan 000201283BA01	17.20	12/1/2017	15,000
7,000	Loan 000201287BA01	17.20	12/1/2017	7,000
15,000	Loan 000201289BA01	17.20	12/1/2017	15,000
8,000	Loan 000201290BA01	17.20	12/1/2017	8,000
6,000	Loan 000201294BB01	17.19	11/1/2017	6,000
15,000	Loan 000201302BA01	9.20	12/1/2017	15,000
12,500	Loan 000201305BA01	9.20	12/1/2017	12,500

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000201312BA01	17.20%	12/1/2017	$ 15,000
10,907	Loan 000201316BC01	16.19	11/2/2013	11,005
6,000	Loan 000201324BA01	17.20	12/1/2017	6,000
10,000	Loan 000201329BA01	17.20	12/1/2017	10,000
7,500	Loan 000201332BA01	17.20	12/1/2017	7,500
11,000	Loan 000201339BA01	17.20	12/1/2017	11,000
15,000	Loan 000201372BA01	17.20	12/1/2017	15,000
10,000	Loan 000201377BA01	7.20	12/1/2017	10,000
15,000	Loan 000201378BA01	17.20	12/1/2017	15,000
15,000	Loan 000201339BA01	17.20	12/1/2017	15,000
11,000	Loan 000201405BA01	17.20	12/1/2017	11,000
15,000	Loan 000201411BC01	17.19	11/1/2016	15,135
15,000	Loan 000201339BA01	17.20	12/1/2017	15,000
15,000	Loan 000201415BA01	17.20	12/1/2017	15,000
6,931	Loan 000201417BA01	17.20	12/1/2017	6,931
10,000	Loan 000201422BC01	16.19	11/1/2016	10,090
7,000	Loan 000201426BA01	17.20	12/1/2017	7,000
11,000	Loan 000201431BA01	17.20	12/1/2017	11,000
5,000	Loan 000201498BA01	17.20	12/1/2017	5,000
15,000	Loan 000201499BA01	17.20	12/1/2017	15,000
15,000	Loan 000201512BA01	17.20	12/1/2017	15,000
3,719	Loan 000201518BA01	17.20	12/1/2017	3,719
12,000	Loan 000201521BA01	14.20	12/1/2017	12,000
15,000	Loan 000201523BA01	17.20	12/1/2017	15,000
15,000	Loan 000201524BC01	17.19	11/2/2013	15,135
15,000	Loan 000201528BC01	17.19	11/2/2013	15,135
3,246	Loan 000201535BA01	17.20	12/1/2017	3,246
6,000	Loan 000201537BA01	17.20	12/1/2017	6,000
15,000	Loan 000201563BA01	17.20	12/1/2017	15,000
15,000	Loan 000201569BC01	17.19	11/2/2013	15,135
3,000	Loan 000201582BA01	7.20	12/1/2017	3,000
2,357	Loan 000201612BA01	17.20	12/1/2017	2,357
12,000	Loan 000201619BA01	16.20	12/1/2017	12,000
3,246	Loan 000201620BA01	7.20	12/1/2017	3,246
6,000	Loan 000201625BC01	17.19	11/2/2013	6,054
2,000	Loan 000201628BA01	17.20	12/1/2017	2,000
11,000	Loan 000201632BC01	17.19	11/2/2013	11,099
6,000	Loan 000201635BC01	17.19	11/1/2016	6,054
15,000	Loan 000201636BA01	17.20	12/1/2017	15,000
8,000	Loan 000201339BA01	7.19	11/2/2013	8,072

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 6,500	Loan 000201641BB01	7.19%	11/1/2017	$ 6,500
15,000	Loan 000201655BC01	17.19	11/2/2013	15,135
3,500	Loan 000201656BA01	17.20	12/1/2017	3,500
4,100	Loan 000201657BC01	17.19	11/2/2013	4,137
15,000	Loan 000201660BA01	14.20	12/1/2017	15,000
15,000	Loan 000201663BC01	7.19	11/1/2017	15,135
4,000	Loan 000201673BC01	17.19	11/2/2013	4,036
10,000	Loan 000201674BA01	17.20	12/1/2017	10,000
15,000	Loan 000201677BA01	17.20	12/1/2017	15,000
15,000	Loan 000201690BA01	17.20	12/1/2017	15,000
3,500	Loan 000201701BA01	17.20	12/1/2017	3,500
6,000	Loan 000201707BB01	7.19	11/1/2017	6,000
9,000	Loan 000201713BA01	16.20	12/1/2017	9,000
4,005	Loan 000201723BA01	17.20	12/1/2017	4,005
5,000	Loan 000201733BA01	17.20	12/1/2017	5,000
5,950	Loan 000201737BA01	17.20	12/1/2017	5,950
15,000	Loan 000201741BA01	17.20	12/1/2017	15,000
3,600	Loan 000201743BA01	17.20	12/1/2017	3,600
15,000	Loan 000201769BA01	14.20	12/1/2017	15,000
12,000	Loan 000201772BA01	7.20	12/1/2017	12,000
10,000	Loan 000201778BA01	17.20	12/1/2017	10,000
10,000	Loan 000201781BA01	14.20	12/1/2017	10,000
14,000	Loan 000201782BA01	17.20	12/1/2017	14,000
12,000	Loan 000201788BB01	17.19	11/1/2017	12,000
3,000	Loan 000201794BA01	17.20	12/1/2017	3,000
8,000	Loan 000201812BC01	17.19	11/1/2016	8,072
4,000	Loan 000201817BB01	9.19	11/1/2016	4,000
15,000	Loan 000201820BC01	17.19	11/2/2013	15,135
4,000	Loan 000201827BA01	17.20	12/1/2017	4,000
12,000	Loan 000201854BA01	7.20	12/1/2017	12,000
13,000	Loan 000201923BC01	14.19	11/2/2013	13,117
15,000	Loan 000201926BA01	7.20	12/1/2017	15,000
15,000	Loan 000201929BB01	17.19	11/1/2016	15,000
12,000	Loan 000201932BB01	17.19	12/1/2017	12,000
10,000	Loan 000201939BA01	17.20	12/1/2017	10,000
15,000	Loan 000201948BA01	17.20	12/1/2017	15,000
13,000	Loan 000201954BA01	17.20	12/1/2017	13,000
14,500	Loan 000201958BC01	14.19	11/2/2013	14,631
12,000	Loan 000201960BB01	17.19	11/1/2017	12,000
12,000	Loan 000201985BC01	17.19	11/2/2013	12,108

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000202011BA01	17.20%	12/1/2017	$ 15,000
15,000	Loan 000202030BA01	17.20	12/1/2017	15,000
3,000	Loan 000202035BC01	17.19	11/1/2017	3,027
15,000	Loan 000202041BA01	17.20	12/1/2017	15,000
10,000	Loan 000202043BA01	17.20	12/1/2017	10,000
3,000	Loan 000202046BA01	16.20	12/1/2017	3,000
15,000	Loan 000202052BC01	14.19	11/2/2013	15,135
3,738	Loan 000202059BA01	17.20	12/1/2017	3,738
3,000	Loan 000202060BA01	9.20	12/1/2017	3,000
8,000	Loan 000202075BA01	17.20	12/1/2017	8,000
3,000	Loan 000202146BA01	17.19	11/1/2016	3,027
15,000	Loan 000202108BC01	17.19	11/2/2013	15,135
3,500	Loan 000202075BA01	17.20	12/1/2017	3,500
4,500	Loan 000202111BC01	17.19	11/1/2017	4,541
15,000	Loan 000206889BB01	7.19	11/1/2016	15,000
15,000	Loan 000202122BC01	17.19	11/1/2016	15,135
15,000	Loan 000202127BB01	17.19	11/1/2017	15,000
5,000	Loan 000202131BB01	17.19	11/1/2017	5,000
15,000	Loan 000202135BB01	14.19	12/1/2017	15,000
8,554	Loan 000202139BA01	16.20	12/1/2017	8,554
6,500	Loan 000202146BA01	17.20	12/1/2017	6,500
8,000	Loan 000202167BB01	17.19	11/1/2017	8,000
2,000	Loan 000202171BC01	16.19	11/1/2016	2,018
11,000	Loan 000202177BA01	17.20	12/1/2017	11,000
15,000	Loan 000202180BA01	17.20	12/1/2017	15,000
6,000	Loan 000202182BC01	17.19	11/1/2016	6,054
15,000	Loan 000202146BA01	17.19	11/1/2017	15,135
12,500	Loan 000202195BA01	16.20	12/1/2017	12,500
8,000	Loan 000202201BA01	17.20	12/1/2017	8,000
2,500	Loan 000202206BA01	17.20	12/1/2017	2,500
10,000	Loan 000202226BA01	17.20	12/1/2017	10,000
10,000	Loan 000202231BA01	17.20	12/1/2017	10,000
15,000	Loan 000202236BA01	17.20	12/1/2017	15,000
6,000	Loan 000202240BA01	17.20	12/1/2017	6,000
15,000	Loan 000202241BA01	17.20	12/1/2017	15,000
15,000	Loan 000202242BA01	14.20	12/1/2017	15,000
15,000	Loan 000202244BB01	17.19	11/1/2017	15,000
8,000	Loan 000202276BC01	17.19	11/2/2013	8,072
5,000	Loan 000202146BA01	14.20	12/1/2017	5,000
15,000	Loan 000202322BB01	17.19	11/1/2017	15,000

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 12,000	Loan 000202336BA01	14.20%	12/1/2017	$ 12,000
2,955	Loan 000202339BA01	17.20	12/1/2017	2,955
15,000	Loan 000202365BC01	17.19	11/2/2013	15,135
2,000	Loan 000202366BA01	14.20	12/1/2017	2,000
6,200	Loan 000202376BC01	17.19	11/1/2017	6,256
15,000	Loan 000202377BA01	7.20	12/1/2017	15,000
10,000	Loan 000202404BC01	17.19	11/1/2016	10,090
10,000	Loan 000202405BA01	9.20	12/1/2017	10,000
10,000	Loan 000202409BA01	17.20	12/1/2017	10,000
15,000	Loan 000202412BC01	17.19	11/2/2013	15,135
15,000	Loan 000202416BA01	17.20	12/1/2017	15,000
5,000	Loan 000202436BC01	17.19	11/1/2017	5,045
15,000	Loan 000202461BC01	17.19	11/2/2013	15,135
10,000	Loan 000202493BC01	17.19	11/2/2013	10,090
10,000	Loan 000202499BA01	14.20	12/1/2017	10,000
8,000	Loan 000202509BC01	17.19	11/1/2016	8,072
15,000	Loan 000202525BC01	17.19	11/1/2016	15,135
3,000	Loan 000202530BC01	17.19	11/1/2017	3,027
12,000	Loan 000202533BC01	17.19	11/2/2013	12,108
2,700	Loan 000202546BA01	17.20	12/1/2017	2,700
3,429	Loan 000202573BA01	17.20	12/1/2017	3,429
15,000	Loan 000202582BC01	17.19	11/1/2016	15,135
5,000	Loan 000202585BA01	17.20	12/1/2017	5,000
5,500	Loan 000202632BC01	17.19	11/2/2013	5,550
15,000	Loan 000202633BC01	17.19	11/2/2013	15,135
8,000	Loan 000202638BB01	17.19	11/1/2017	8,000
15,000	Loan 000202647BC01	17.19	11/2/2013	15,134
5,500	Loan 000202677BC01	17.19	11/1/2016	5,550
10,000	Loan 000202681BA01	7.20	11/1/2016	10,000
10,000	Loan 000202682BA01	17.20	11/1/2017	10,000
5,000	Loan 000202689BC01	17.19	11/1/2017	5,045
9,750	Loan 000202697BB01	17.19	11/1/2016	9,750
3,000	Loan 000202701BB01	17.19	12/1/2017	3,000
6,500	Loan 000202703BC01	17.19	11/1/2016	6,559
10,000	Loan 000202146BA01	17.19	11/1/2016	10,000
12,000	Loan 000202716BA01	17.20	12/1/2017	12,000
15,000	Loan 000202798BC01	17.19	11/2/2013	15,135
15,000	Loan 000202807BA01	17.20	12/1/2017	15,000
5,000	Loan 000202813BB01	17.19	11/1/2016	5,000
15,000	Loan 000202819BC01	17.19	11/2/2013	15,135

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 3,957	Loan 000202824BC01	17.19%	11/1/2016	$ 3,993
15,000	Loan 000202839BB01	17.19	12/1/2017	15,000
15,000	Loan 000206322CC01	17.19	11/2/2013	15,135
15,000	Loan 000202851BB01	14.19	12/1/2017	15,000
15,000	Loan 000202859BC01	17.19	11/2/2013	15,135
15,000	Loan 000202906BC01	17.19	11/2/2013	15,135
15,000	Loan 000202956BA01	17.20	11/1/2017	15,000
5,000	Loan 000202962BC01	17.19	11/1/2016	5,045
15,000	Loan 000202973BC01	16.19	11/1/2017	15,135
8,000	Loan 000202974BC01	17.19	11/2/2013	8,072
3,500	Loan 000202978BB01	17.19	11/1/2017	3,500
3,500	Loan 000202979BB01	17.19	11/1/2016	3,500
8,000	Loan 000202992BC01	17.19	11/1/2017	8,072
15,000	Loan 000202996BB01	17.19	11/1/2017	15,000
15,000	Loan 000202999BA01	17.20	12/1/2017	15,000
15,000	Loan 000203002BB01	17.19	11/1/2017	15,000
4,000	Loan 000203004BB01	17.19	11/1/2016	4,000
10,000	Loan 000203013BC01	17.19	11/2/2013	10,090
9,500	Loan 000203020BC01	17.19	11/2/2013	9,586
6,000	Loan 000203024BA01	17.20	12/1/2017	6,000
6,000	Loan 000203029BC01	17.19	11/2/2013	6,054
15,000	Loan 000203030BC01	17.19	11/2/2013	15,135
10,000	Loan 000203034BB01	17.19	12/1/2017	10,000
15,000	Loan 000203047BB01	7.19	11/1/2017	15,000
15,000	Loan 000203060BB01	17.19	12/1/2017	15,000
10,000	Loan 000203067BC01	17.19	11/1/2017	10,090
10,000	Loan 000203070BC01	17.19	11/1/2016	10,090
2,980	Loan 000203076BB01	17.19	11/1/2017	2,980
15,000	Loan 000203101BB01	7.19	11/1/2016	15,000
5,000	Loan 000203152BC01	14.19	11/2/2013	5,045
3,000	Loan 000203153BC01	17.19	11/1/2016	3,027
15,000	Loan 000203154BA01	17.20	12/1/2017	15,000
12,000	Loan 000203170BA01	17.20	11/1/2017	12,000
7,000	Loan 000203188BC01	17.19	11/2/2013	7,063
15,000	Loan 000203210BB01	17.19	11/1/2017	15,000
8,000	Loan 000203214BC01	17.19	11/1/2017	8,072
5,500	Loan 000203220BC01	17.19	11/2/2013	5,550
2,614	Loan 000203222BC01	17.19	11/2/2013	2,638
15,000	Loan 000203228BB01	9.19	12/1/2017	15,000
2,000	Loan 000203241BC01	17.19	11/2/2013	2,018

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 6,000	Loan 000203243BC01	17.19%	11/2/2013	$ 6,054
10,000	Loan 000203289BA01	7.20	12/1/2016	10,000
15,000	Loan 000203302BB01	16.19	11/1/2017	15,000
15,000	Loan 000203305BA01	17.20	12/1/2017	15,000
6,000	Loan 000203307BB01	14.19	11/1/2016	6,000
15,000	Loan 000203308BC01	17.19	11/2/2013	15,135
7,000	Loan 000203322BC01	17.19	11/2/2013	7,063
10,000	Loan 000203349BC01	17.19	11/1/2016	10,090
12,000	Loan 000203350BB01	16.19	11/1/2017	12,000
2,240	Loan 000203352BC01	17.19	11/1/2016	2,260
8,000	Loan 000203358BC01	17.19	11/2/2013	8,072
15,000	Loan 000203366BB01	17.19	11/1/2017	15,000
5,000	Loan 000203370BC01	17.19	11/1/2016	5,045
15,000	Loan 000203377BC01	17.19	11/1/2016	15,135
15,000	Loan 000203380BC01	17.19	11/2/2013	15,135
6,000	Loan 000203385BC01	17.19	11/1/2016	6,054
12,000	Loan 000203393BC01	17.19	11/2/2013	12,108
15,000	Loan 000203396BC01	17.19	11/2/2013	15,135
15,000	Loan 000203426BB01	14.19	12/1/2017	15,000
15,000	Loan 000203435BC01	17.19	11/2/2013	15,135
9,000	Loan 000203438BC01	17.19	11/1/2017	9,081
8,000	Loan 000203439BC01	17.19	11/1/2017	8,072
3,000	Loan 000203447BC01	17.19	11/1/2016	3,027
4,000	Loan 000203451BC01	17.19	11/2/2013	4,036
10,000	Loan 000203459BA01	17.20	12/1/2017	10,000
7,500	Loan 000203467BB01	17.19	12/1/2017	7,500
7,000	Loan 000203470BB01	14.19	11/1/2017	7,000
15,000	Loan 000203498BC01	17.19	11/1/2017	15,135
15,000	Loan 000203500BC01	17.19	11/2/2013	15,135
2,200	Loan 000203501BC01	17.19	11/2/2013	2,220
4,000	Loan 000203502BB01	17.19	11/1/2017	4,000
3,000	Loan 000203504BC01	17.19	11/2/2013	3,026
2,355	Loan 000203518BC01	17.19	11/1/2016	2,376
6,000	Loan 000203523BB01	17.19	11/1/2017	6,000
10,000	Loan 000203556BA01	17.20	11/1/2016	10,000
15,000	Loan 000203561BC01	9.19	11/2/2013	15,135
10,000	Loan 000203570BA01	16.20	12/1/2017	10,000
7,500	Loan 000203577BC01	17.19	11/1/2016	7,568
10,500	Loan 000203578BC01	17.19	11/1/2016	10,595
3,750	Loan 000203581BC01	17.19	11/2/2013	3,784

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000203589BB01	17.19%	11/1/2016	$ 15,000
15,000	Loan 000203305BA01	17.19	11/1/2017	15,000
15,000	Loan 000203602BB01	9.19	11/1/2016	15,000
2,800	Loan 000203613BC01	16.19	11/2/2013	2,825
15,000	Loan 000203826BC01	9.19	11/1/2017	15,135
15,000	Loan 000203628BB01	17.19	12/1/2017	15,000
5,500	Loan 000203633BC01	14.19	11/2/2013	5,550
9,000	Loan 000203652BA01	17.20	12/1/2017	9,000
3,500	Loan 000203653BC01	17.19	11/1/2016	3,532
15,000	Loan 000203659BC01	16.19	11/2/2013	15,135
8,500	Loan 000203695BB01	16.19	11/1/2016	8,500
9,000	Loan 000203713BB01	17.19	11/1/2016	9,000
10,000	Loan 000203718BA01	7.20	12/1/2017	10,000
4,000	Loan 000203726BB01	17.19	12/1/2017	4,000
8,000	Loan 000203730BA01	17.20	11/1/2016	8,000
12,000	Loan 000203740BC07	17.19	11/1/2016	12,108
15,000	Loan 000203750BB01	17.19	11/1/2016	15,000
10,000	Loan 000203752BC01	17.19	11/1/2016	10,090
5,000	Loan 000203760BC01	17.19	11/1/2017	5,045
6,000	Loan 000203776BC01	17.19	11/1/2016	6,054
10,000	Loan 000203782BA01	17.20	12/1/2017	10,000
15,000	Loan 000203789BB01	17.19	11/1/2017	15,000
5,000	Loan 000203792BA01	17.20	11/1/2017	5,000
8,000	Loan 000203805BC01	17.19	11/1/2017	8,072
5,000	Loan 000203808BB01	17.19	11/1/2017	5,000
7,000	Loan 000203819BC01	17.19	11/1/2017	7,063
15,000	Loan 000203828BC01	17.19	11/2/2013	15,135
7,500	Loan 000203831BC01	17.19	11/2/2013	7,568
12,000	Loan 000203838BC01	17.19	11/1/2017	12,108
10,000	Loan 000203842BB01	17.19	11/1/2016	10,000
6,000	Loan 000203866BA01	17.20	12/1/2016	6,000
2,850	Loan 000203868BB01	17.19	11/1/2017	2,850
5,000	Loan 000206150BB01	17.19	11/2/2013	5,045
15,000	Loan 000203881BB01	14.19	12/1/2017	15,000
15,000	Loan 000203898BC01	17.19	11/1/2017	15,135
3,500	Loan 000203760BC01	17.19	11/1/2016	3,532
15,000	Loan 000203925BB01	17.19	12/1/2017	15,000
15,000	Loan 000203931BC01	17.19	11/1/2017	15,135
7,000	Loan 000203932BB01	17.19	11/1/2017	7,000
7,000	Loan 000203954BC01	17.19	11/1/2017	7,063

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 3,000	Loan 000203987BC01	17.19%	11/2/2013	$ 3,027
10,000	Loan 000203989BB01	17.19	11/1/2017	10,000
4,000	Loan 000203990BC01	17.19	11/1/2016	4,036
15,000	Loan 000203993BB01	9.19	11/1/2016	15,000
12,000	Loan 000203995BC01	17.19	11/1/2017	12,108
15,000	Loan 000203996BB01	17.19	11/1/2016	15,000
7,000	Loan 000203998BB01	17.19	11/1/2016	7,000
7,000	Loan 000204005BC01	17.19	11/1/2016	7,063
2,190	Loan 000204011BB01	17.19	11/1/2016	2,190
10,000	Loan 000204013BC01	17.19	11/2/2013	10,090
15,000	Loan 000204014BC01	17.19	11/2/2013	15,135
10,000	Loan 000204016BA01	17.20	12/1/2017	10,000
10,000	Loan 000204019BA01	9.20	12/1/2016	10,000
5,500	Loan 000204020BC01	17.19	11/2/2013	5,550
15,000	Loan 000204021BB01	17.19	11/1/2017	15,000
5,000	Loan 000204023BB01	17.19	11/1/2017	5,000
15,000	Loan 000204027BC01	17.19	11/1/2017	15,135
15,000	Loan 000204028BC01	17.19	11/2/2013	15,135
8,000	Loan 000204039BA01	17.20	11/1/2016	8,000
15,000	Loan 000204043BC01	17.19	11/1/2017	15,135
6,500	Loan 000204053BB01	17.19	11/1/2016	6,500
15,000	Loan 000204059BB01	9.19	11/1/2017	15,000
6,000	Loan 000204069BA01	16.20	11/1/2016	6,000
4,955	Loan 000204088BC01	17.19	11/2/2013	5,000
5,000	Loan 000204089BA01	17.20	12/1/2017	5,000
15,000	Loan 000204090BB01	17.19	11/1/2017	15,000
8,000	Loan 000204102BB01	14.19	11/1/2017	8,000
4,000	Loan 000204105BB01	17.19	11/1/2017	4,000
15,000	Loan 000204106BC01	17.19	11/2/2013	15,134
15,000	Loan 000204108BC01	17.19	11/1/2017	15,135
2,401	Loan 000204112BC01	17.19	11/1/2016	2,422
7,500	Loan 000204123BC01	17.19	11/1/2016	7,568
10,000	Loan 000204133BC01	17.19	11/1/2017	10,090
9,000	Loan 000204186BA01	17.20	11/1/2017	9,000
15,000	Loan 000204197BB01	9.19	11/1/2017	15,000
6,000	Loan 000204199BC01	17.19	11/1/2016	6,054
8,500	Loan 000204202BB01	17.19	11/1/2017	8,500
6,500	Loan 000204838BA01	17.19	11/2/2013	6,559
6,000	Loan 000204241BC01	9.19	11/1/2016	6,054
4,000	Loan 000204245BC01	17.19	11/1/2016	4,036

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000204246BB01	17.19%	12/1/2017	$ 15,000
13,000	Loan 000204260BC01	17.19	11/2/2013	13,117
15,000	Loan 000204263BC01	9.19	11/1/2016	15,135
15,000	Loan 000204284BC01	17.19	11/2/2013	15,135
9,000	Loan 000204286BC01	17.19	11/2/2013	9,081
5,200	Loan 000204291BC01	17.19	11/2/2013	5,247
15,000	Loan 000204303BB01	17.19	12/1/2017	15,000
15,000	Loan 000204311BC01	14.19	11/2/2013	15,135
15,000	Loan 000204319BC01	17.19	11/2/2013	15,135
5,100	Loan 000204321BB01	7.19	11/1/2017	5,100
5,000	Loan 000204322BC01	17.19	11/1/2016	5,045
2,800	Loan 000204330BC01	16.19	11/2/2013	2,825
5,378	Loan 000204344BC01	17.19	11/2/2013	5,427
5,500	Loan 000204358BB01	17.19	11/1/2016	5,500
2,400	Loan 000204368BB01	17.19	11/1/2016	2,400
10,000	Loan 000204373BC01	17.19	11/1/2017	10,090
7,500	Loan 000204382BC01	17.19	11/1/2016	7,568
3,478	Loan 000204413BB01	7.19	11/1/2016	3,478
15,000	Loan 000204416BC01	16.19	11/2/2013	15,135
12,000	Loan 000204420BA01	16.20	11/1/2016	12,000
10,000	Loan 000204421BC01	14.19	11/2/2013	10,090
15,000	Loan 000204427BB01	17.19	11/1/2017	15,000
5,000	Loan 000204433BC01	17.19	11/1/2017	5,045
2,800	Loan 000204434BC01	17.19	11/1/2016	2,825
10,000	Loan 000204435BB01	17.19	11/1/2016	10,000
8,000	Loan 000204838BA01	17.19	11/1/2016	8,000
5,000	Loan 000204496BB01	17.19	12/1/2017	5,000
13,500	Loan 000201932BB01	17.19	12/1/2017	13,500
9,000	Loan 000204499BC01	17.19	11/2/2013	9,081
15,000	Loan 000204503BA01	17.20	11/1/2017	15,000
2,500	Loan 000204504BC01	17.19	11/1/2016	2,523
4,000	Loan 000204506BA01	17.20	11/1/2017	4,000
15,000	Loan 000204510BB01	17.19	11/1/2016	15,000
15,000	Loan 000204518BC01	17.19	11/2/2013	15,135
15,000	Loan 000204631BC01	17.19	11/2/2013	15,135
15,000	Loan 000204673BC01	17.19	11/1/2017	15,135
15,000	Loan 000204679BC01	17.19	11/1/2017	15,135
14,000	Loan 000204685BB01	7.19	11/1/2017	14,000
6,000	Loan 000204690BC01	17.19	11/2/2013	6,054
11,000	Loan 000204691BC01	17.19	11/1/2017	11,099

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000204696BB01	17.19%	12/1/2017	$ 15,000
3,038	Loan 000204700BA01	17.20	12/1/2017	3,038
2,900	Loan 000204709BC01	17.19	11/1/2017	2,926
15,000	Loan 000204711BA01	17.20	12/1/2017	15,000
3,280	Loan 000204721BB01	17.19	11/1/2016	3,280
15,000	Loan 000204729BC01	17.19	11/2/2013	15,135
3,500	Loan 000204733BA01	16.20	11/1/2016	3,500
12,000	Loan 000204745BC01	17.19	11/2/2013	12,108
5,416	Loan 000204752BC01	17.19	11/2/2013	5,465
15,000	Loan 000204761BC01	17.19	11/1/2017	15,135
15,000	Loan 000204768BB01	17.19	11/1/2016	15,000
5,000	Loan 000204789BC01	17.19	11/1/2016	5,045
10,000	Loan 000204792BC01	17.19	11/1/2016	10,090
5,000	Loan 000204793BC01	17.19	11/1/2016	5,045
5,500	Loan 000204795BA01	14.20	11/1/2017	5,500
15,000	Loan 000204796BC01	17.19	11/2/2013	15,135
10,000	Loan 000204812BC01	17.19	11/2/2013	10,090
7,500	Loan 000204816BC01	17.19	11/2/2013	7,568
5,000	Loan 000204823BA01	14.20	12/1/2016	5,000
7,000	Loan 000204825BB01	17.19	11/1/2016	7,000
4,000	Loan 000204827BB01	17.19	11/1/2016	4,000
4,500	Loan 000204838BA01	17.20	12/1/2017	4,500
15,000	Loan 000204859BB01	17.19	12/1/2017	15,000
3,000	Loan 000204877BC01	17.19	11/2/2013	3,027
10,000	Loan 000204878BC01	17.19	11/1/2017	10,090
5,000	Loan 000204883BC01	17.19	11/2/2013	5,045
9,000	Loan 000204894BC01	17.19	11/1/2016	9,081
4,500	Loan 000204838BA01	17.20	12/1/2017	4,500
13,000	Loan 000204908BA01	17.20	12/1/2017	13,000
3,300	Loan 000204966BC01	17.19	11/1/2017	3,330
9,000	Loan 000204968BB01	17.19	11/1/2016	9,000
15,000	Loan 000204969BC01	17.19	11/1/2017	15,135
7,000	Loan 000204972BB01	17.19	11/1/2017	7,000
10,000	Loan 000204976BC01	17.19	11/1/2017	10,090
15,000	Loan 000204981BB01	17.19	11/1/2017	15,000
15,000	Loan 000205019BC01	17.19	11/1/2017	15,135
5,000	Loan 000205026BB01	17.19	11/1/2016	5,000
10,000	Loan 000205039BB01	17.19	11/1/2016	10,000
8,000	Loan 000205046BA01	17.20	11/1/2017	8,000
6,000	Loan 000205064BC01	17.19	11/2/2013	6,054

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000205072BB01	17.19%	11/1/2017	$ 15,000
3,000	Loan 000205093BA01	17.20	12/1/2017	3,000
4,500	Loan 000205095BA01	17.20	11/1/2017	4,500
15,000	Loan 000205110BA01	7.20	12/1/2017	15,000
2,500	Loan 000205125BC01	17.19	11/1/2016	2,523
3,000	Loan 000205128BC01	17.19	11/1/2016	3,027
6,000	Loan 000205136BC01	17.19	11/2/2013	6,054
3,610	Loan 000205139BC01	16.19	11/1/2016	3,642
10,000	Loan 000205147BC01	17.19	11/1/2016	10,090
2,350	Loan 000205148BB01	17.19	11/1/2016	2,350
10,000	Loan 000205149BB01	17.19	11/1/2016	10,000
4,000	Loan 000205152BB01	17.19	11/1/2017	4,000
10,000	Loan 000205153BA01	17.20	11/1/2017	10,000
3,500	Loan 000205157BC01	17.19	11/2/2013	3,532
15,000	Loan 000205166BC01	17.19	11/1/2017	15,135
10,000	Loan 000205169BC01	17.19	11/2/2013	10,090
2,320	Loan 000205176BC01	14.19	11/1/2016	2,341
3,000	Loan 000205182BB01	17.19	11/1/2016	3,000
9,000	Loan 000205191BB01	17.19	11/1/2017	9,000
5,000	Loan 000205223BC01	17.19	11/1/2016	5,045
15,000	Loan 000205229BB01	9.19	11/1/2017	15,000
15,000	Loan 000205232BB01	17.19	11/1/2016	15,000
10,000	Loan 000205234BC01	17.19	11/1/2017	10,090
2,915	Loan 000205245BB01	7.19	11/1/2017	2,915
8,000	Loan 000205262BC01	17.19	11/2/2013	8,072
4,000	Loan 000205263BC01	17.19	11/2/2013	4,036
3,500	Loan 000205271BC01	17.19	11/1/2016	3,532
10,000	Loan 000205286BA01	7.20	12/1/2017	10,000
3,600	Loan 000205287BC01	14.19	11/2/2013	3,632
2,000	Loan 000205297BC01	17.19	11/1/2016	2,018
10,000	Loan 000205308BB01	14.19	11/1/2016	10,000
7,279	Loan 000205323BB01	17.19	11/1/2017	7,279
7,000	Loan 000205345BC01	17.19	11/2/2013	7,063
12,000	Loan 000205349BB01	9.19	11/1/2017	12,000
4,200	Loan 000205353BC01	17.19	11/1/2017	4,238
6,000	Loan 000205355BC01	17.19	11/1/2017	6,054
4,134	Loan 000205366BB01	14.19	11/1/2016	4,134
15,000	Loan 000205367BB01	17.19	12/1/2017	15,000
12,000	Loan 000205368BC01	14.19	11/2/2013	12,108
4,000	Loan 000205371BA01	17.20	12/1/2017	4,000

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 5,000	Loan 000205377BC01	9.19%	11/2/2013	$ 5,045
7,500	Loan 000205378BC01	17.19	11/1/2016	7,568
8,000	Loan 000205393BB01	17.19	11/1/2016	8,000
12,000	Loan 000205404BC01	17.19	11/2/2013	12,108
8,000	Loan 000205449BB01	14.19	11/1/2017	8,000
8,000	Loan 000205457BC01	17.19	11/2/2013	8,072
8,000	Loan 000205470BC01	17.19	11/2/2013	8,072
6,000	Loan 000205472BB01	17.19	11/1/2016	6,000
6,000	Loan 000205475BB01	17.19	11/1/2017	6,000
10,000	Loan 000205499BC01	17.19	11/1/2016	10,090
15,000	Loan 000205509BC01	17.19	11/1/2016	15,135
15,000	Loan 000205510BB01	17.19	11/1/2016	15,000
5,000	Loan 000205536BC01	17.19	11/1/2017	5,045
10,000	Loan 000205538BC01	17.19	11/2/2013	10,090
4,000	Loan 000205541BC01	17.19	11/1/2016	4,036
3,500	Loan 000205542BA01	17.20	12/1/2017	3,500
10,000	Loan 000205550BC01	17.19	11/2/2013	10,090
15,000	Loan 000205562BC01	17.19	11/1/2016	15,135
10,000	Loan 000205592BB01	17.19	11/1/2016	10,000
3,200	Loan 000205594BC01	17.19	11/2/2013	3,229
5,500	Loan 000205598BC01	17.19	11/1/2017	5,550
10,000	Loan 000205606BB01	14.19	11/1/2016	10,000
6,000	Loan 000205607BC01	17.19	11/1/2016	6,054
10,000	Loan 000205609BC01	17.19	11/2/2013	10,090
5,000	Loan 000205611BC01	16.19	11/2/2013	5,045
12,500	Loan 000205614BB01	17.19	11/1/2016	12,500
4,100	Loan 000205630BC01	16.19	11/2/2013	4,137
2,096	Loan 000205664BC01	17.19	11/2/2013	2,115
7,100	Loan 000205672BA01	17.20	11/1/2016	7,100
2,705	Loan 000205692BA01	17.20	12/1/2017	2,705
10,000	Loan 000205695BB01	16.19	11/1/2016	10,000
3,700	Loan 000205718BC01	17.19	11/1/2016	3,733
4,500	Loan 000205727BC01	17.19	11/2/2013	4,541
2,473	Loan 000205761BC01	17.19	11/1/2017	2,495
4,000	Loan 000205771BA01	17.20	11/1/2017	4,000
11,000	Loan 000205772BC01	17.19	11/1/2017	11,099
15,000	Loan 000203898BC01	17.19	11/1/2017	15,135
4,500	Loan 000205788BC01	17.19	11/2/2013	4,541
10,000	Loan 000205800BC01	17.19	11/1/2016	10,090
15,000	Loan 000205811BC01	17.19	11/2/2013	15,135

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 8,000	Loan 000205815BC01	17.19%	11/2/2013	$ 8,072
2,000	Loan 000203954BC01	17.19	11/1/2016	2,018
10,000	Loan 000205821BC01	17.19	11/2/2013	10,090
15,000	Loan 000206659BC01	9.19	11/1/2016	15,000
10,000	Loan 000205825BC01	17.19	11/2/2013	10,090
8,000	Loan 000205828BA01	9.20	11/1/2017	8,000
15,000	Loan 000205836BC01	17.19	11/1/2016	15,135
6,000	Loan 000205839BC01	7.19	11/1/2016	6,054
15,000	Loan 000205842BB01	17.19	11/1/2016	15,000
5,000	Loan 000205844BC01	17.19	11/1/2016	5,045
15,000	Loan 000205854BC01	17.19	11/2/2013	15,135
7,000	Loan 000205857BB01	17.19	11/1/2016	7,000
5,000	Loan 000205858BC01	17.19	11/1/2017	5,045
10,000	Loan 000205862BC01	17.19	11/1/2017	10,090
9,000	Loan 000205864BC01	17.19	11/1/2017	9,081
6,500	Loan 000205872BC01	17.19	11/1/2017	6,559
3,200	Loan 000205874BC01	17.19	11/1/2016	3,229
3,000	Loan 000205877BC01	17.19	11/1/2017	3,027
3,263	Loan 000205887BC01	17.19	11/1/2016	3,292
15,000	Loan 000205902BC01	17.19	11/2/2013	15,135
8,000	Loan 000205912BC01	17.19	11/2/2013	8,072
9,000	Loan 000205917BC01	14.19	11/1/2017	9,081
15,000	Loan 000205930BB01	17.19	11/1/2016	15,000
5,000	Loan 000205936BB01	17.19	11/1/2017	5,000
3,000	Loan 000205953BC01	17.19	11/1/2016	3,027
10,000	Loan 000205963BB01	14.19	11/1/2017	10,000
10,000	Loan 000205981BC01	17.19	11/1/2017	10,090
5,000	Loan 000205984BC01	14.19	11/2/2013	5,045
12,000	Loan 000205988BB01	7.19	11/1/2016	12,000
4,200	Loan 000205996BC01	17.19	11/1/2016	4,238
3,000	Loan 000206011BB01	17.19	11/1/2016	3,000
15,000	Loan 000206024BC01	7.19	11/2/2013	15,135
15,000	Loan 000206026BC01	17.19	11/1/2017	15,135
15,000	Loan 000206069BC01	16.19	11/2/2013	15,135
10,000	Loan 000203789BB01	17.19	11/1/2017	10,090
7,500	Loan 000206099BC01	17.19	11/1/2017	7,568
15,000	Loan 000206114BB01	17.19	11/1/2017	15,000
5,000	Loan 000206128BC01	17.19	11/1/2017	5,045
5,000	Loan 000206150BB01	17.19	11/1/2016	5,000
8,000	Loan 000206161BC01	17.19	11/1/2016	8,072

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 12,000	Loan 000206165BC01	17.19%	11/1/2017	$ 12,108
3,149	Loan 000206175BC01	17.19	11/1/2017	3,177
8,000	Loan 000206201BC01	17.19	11/1/2017	8,072
5,000	Loan 000206208BC01	17.19	11/1/2017	5,045
3,500	Loan 000206210BC01	17.19	11/1/2016	3,532
15,000	Loan 000206216BC01	17.19	11/2/2013	15,135
15,000	Loan 000206234BC01	9.19	11/1/2016	15,135
11,000	Loan 000206257BC01	17.19	11/1/2017	11,099
4,000	Loan 000206259BC01	17.19	11/2/2013	4,036
15,000	Loan 000206261BC01	7.19	11/2/2013	15,135
15,000	Loan 000206267BC01	17.19	11/1/2017	15,135
2,200	Loan 000206270BC01	14.19	11/2/2013	2,220
13,000	Loan 000206272BC01	17.19	11/2/2013	13,117
15,000	Loan 000206280BC01	17.19	11/1/2017	15,135
15,000	Loan 000206294BC01	17.19	11/1/2017	15,135
12,000	Loan 000206299BC01	17.19	11/1/2017	12,108
10,000	Loan 000206325BB01	17.19	11/1/2017	10,000
15,000	Loan 000206330BC01	17.19	11/2/2013	15,135
5,000	Loan 000206350BC01	17.19	11/1/2017	5,045
7,000	Loan 000206353BC01	17.19	11/1/2017	7,063
15,000	Loan 000206354BC01	17.19	11/2/2013	15,135
3,000	Loan 000206355BC01	17.19	11/1/2017	3,027
8,000	Loan 000206373BC01	17.19	11/2/2013	8,072
2,000	Loan 000206378BC01	17.19	11/1/2016	2,018
15,000	Loan 000206409BC01	17.19	11/2/2013	15,135
4,000	Loan 000206411BC01	17.19	11/1/2017	4,036
7,000	Loan 000206423BC01	17.19	11/1/2017	7,063
10,000	Loan 000206483BC01	17.19	11/2/2013	10,090
7,750	Loan 000206494BC01	17.19	11/2/2013	7,820
10,000	Loan 000206497BC01	14.19	11/2/2013	10,090
15,000	Loan 000206498BC01	17.19	11/2/2013	15,135
7,000	Loan 000206507BC01	9.19	11/1/2016	7,063
5,500	Loan 000206524BC01	17.19	11/1/2016	5,550
7,000	Loan 000206545BC01	17.19	11/1/2016	7,063
12,000	Loan 000206568BB01	17.19	11/1/2017	12,000
7,500	Loan 000206578BC01	17.19	11/1/2017	7,568
15,000	Loan 000206591BC01	17.19	11/1/2017	15,135
3,000	Loan 000206596BC01	17.19	11/1/2016	3,027
15,000	Loan 000206599BC01	7.19	11/1/2016	15,135
15,000	Loan 000206600BC01	17.19	11/2/2013	15,135

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 2,500	Loan 000206624BC01	14.19%	11/1/2017	$ 2,523
15,000	Loan 000206626BC01	9.19	11/1/2016	15,135
4,500	Loan 000206629BC01	17.19	11/1/2016	4,541
15,000	Loan 000206650BC01	17.19	11/1/2016	15,135
12,000	Loan 000206651BC01	17.19	11/1/2017	12,108
5,000	Loan 000206654BC01	17.19	11/1/2016	5,045
3,710	Loan 000206659BC01	17.19	11/2/2013	3,743
3,500	Loan 000206666BC01	17.19	11/2/2013	3,532
15,000	Loan 000206680BC01	17.19	11/1/2016	15,135
6,000	Loan 000206686BC01	17.19	11/1/2016	6,054
6,000	Loan 000206687BC01	17.19	11/1/2017	6,054
6,000	Loan 000206698BC01	17.19	11/1/2016	6,054
15,000	Loan 000206707BB01	17.19	11/1/2017	15,000
15,000	Loan 000206710BC01	17.19	11/1/2016	15,135
10,000	Loan 000206718BC01	17.19	11/1/2016	10,090
2,500	Loan 000206727BC01	17.19	11/1/2017	2,523
3,000	Loan 000206868BC01	17.19	11/1/2016	3,027
5,000	Loan 000206778BC01	17.19	11/1/2016	5,045
10,000	Loan 000206795BC01	17.19	11/1/2016	10,090
15,000	Loan 000206804BC01	9.19	11/1/2017	15,135
6,000	Loan 000206812BC01	17.19	11/1/2017	6,054
6,000	Loan 000206817BC01	17.19	11/2/2013	6,054
13,000	Loan 000206829BC01	17.19	11/1/2017	13,117
3,000	Loan 000206851BC01	17.19	11/1/2016	3,027
5,000	Loan 000206861BC01	17.19	11/1/2016	5,045
15,000	Loan 000206868BC01	17.19	11/1/2016	15,135
10,000	Loan 000206873BC01	17.19	11/1/2017	10,090
15,000	Loan 000206879BC01	7.19	11/1/2017	15,135
15,000	Loan 000206884BC01	17.19	11/2/2013	15,135
6,000	Loan 000203713BB01	17.19	11/1/2016	6,054
5,000	Loan 000206889BB01	17.19	11/1/2016	5,000
4,500	Loan 000206901BC01	17.19	11/1/2016	4,541
3,555	Loan 000206922BC01	17.19	11/1/2016	3,587
15,000	Loan 000206934BC01	14.19	11/1/2017	15,135
12,000	Loan 000206938BC01	17.19	11/1/2016	12,108
15,000	Loan 000206939BC01	17.19	11/1/2017	15,135
6,000	Loan 000206970BC01	17.19	11/1/2017	6,054
8,000	Loan 000206987BC01	17.19	11/1/2017	8,072
8,500	Loan 000207005BC01	7.19	11/1/2017	8,577
15,000	Loan 000207013BC01	17.19	11/1/2017	15,135

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 15,000	Loan 000207016BC01	17.19%	11/1/2016	$ 15,135
2,700	Loan 000207108BC01	16.19	11/1/2016	2,724
6,000	Loan 000207126BC01	17.19	11/1/2017	6,054
14,000	Loan 000207128BC01	17.19	11/1/2017	14,126
3,000	Loan 000207137BC01	14.19	11/1/2017	3,027
15,000	Loan 000207158BC01	17.19	11/1/2017	15,135
2,000	Loan 000207167BC01	17.19	11/1/2016	2,018
2,979	Loan 000207177BC01	17.19	11/1/2016	3,005
15,000	Loan 000207182BC01	17.19	11/1/2016	15,135
4,000	Loan 000207276BC01	17.19	11/1/2017	4,036
15,000	Loan 000207291BC01	14.19	11/1/2017	15,135
6,000	Loan 000207294BC01	17.19	11/1/2016	6,054
6,500	Loan 000207297BC01	14.19	11/1/2016	6,559
14,000	Loan 000207324BC01	17.19	11/1/2017	14,126
6,226	Loan 000207335BC01	17.19	11/1/2016	6,282
10,000	Loan 000207366BC01	17.19	11/1/2017	10,090
15,000	Loan 000207380BC01	17.19	11/1/2016	15,135
5,000	Loan 000207392BA01	17.20	11/12017	5,000
5,000	Loan 000207511BC01	17.19	11/1/2016	5,045
3,718	Loan 000207605BC01	17.19	11/1/2016	3,752
10,000	Loan 000207634BC01	17.19	11/1/2017	10,090
10,000	Loan 000207747BC01	17.19	11/1/2017	10,090
5,000	Loan 000207755BC01	17.19	11/1/2016	5,045
5,000	Loan 000208052BC01	7.19	11/1/2016	5,045
343,299	Loan 000310012TA01	15.19	6/24/2026	343,299
2,824	Loan 007085434GB01	18.27 *	11/1/2014	2,767
2,200	Loan 015476605GB01	18.27	11/1/2014	2,200
2,139	Loan 017589275GB01	10.27	11/1/2014	2,139
3,240	Loan 018745600GB01	18.28	11/1/2014	3,240
3,932	Loan 019011000GB01	18.27 *	11/1/2014	0
337	Loan 019068500GB01	18.27	11/1/2014	337
3,426	Loan 019160800GB01	18.27 *	11/1/2014	3,357
3,508	Loan 019164500GB01	18.27	11/1/2014	3,508
2,176	Loan 019308300GB01	18.27	11/1/2014	2,176
3,713	Loan 019319600GB01	18.27	11/1/2014	3,713
1,075	Loan 029085715GB01	18.27	11/1/2014	1,075
2,410	Loan 049267184GB01	18.27	11/1/2014	2,410
1,765	Loan 055279824GB01	18.27	11/1/2014	1,765
2,755	Loan 072801309GB01	18.27	11/1/2014	2,755
2,919	Loan 091771536GB01	14.27	11/1/2014	2,919

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 2,495	Loan 091967754GB01	18.27%	11/1/2014	$ 2,495
3,563	Loan 118884404GB01	18.27	11/1/2014	3,563
4,502	Loan 120831556GB01	18.27	11/1/2014	4,502
3,546	Loan 122045346LE02	9.19	11/7/2024	3,369
14,541	Loan 122744116LE02	13.19	9/18/2025	12,360
18,715	Loan 125173284LE02	13.19	12/17/2024	15,908
2,221	Loan 129698653GB01	18.27	11/1/2014	2,221
16,461	Loan 130634274LE02	13.19	5/19/2025	13,992
3,773	Loan 152877614GB01	18.27 *	11/1/2014	3,321
1,601	Loan 153577235GB01	18.27	11/1/2014	1,601
9,000	Loan 161721797BB01	14.19	11/1/2016	9,000
5,003	Loan 162367085GB01	18.27	11/1/2014	5,003
2,020	Loan 166889943GB01	14.27 *	11/1/2014	1,979
1,999	Loan 181958188GB01	18.27	11/1/2014	1,999
3,372	Loan 182348539GB01	18.27	11/1/2014	3,372
2,010	Loan 194564667GB01	18.27	11/1/2014	1,969
9,817	Loan 196499593LE01	12.19	11/2/2024	8,345
2,626	Loan 198124604GB01	18.27	11/1/2014	2,626
2,106	Loan 201258188GB01	18.27	11/1/2014	2,106
21,879	Loan 217490835LE02	12.19	9/3/2025	18,597
3,821	Loan 224279457GB01	18.27	11/1/2014	3,821
2,127	Loan 224852887GB01	18.27	8/23/2014	2,127
2,534	Loan 231038825GB01	18.27	11/1/2014	2,534
3,490	Loan 240018796LE01	10.19	11/23/2025	3,490
2,892	Loan 241466988GB01	17.27	11/1/2014	2,892
17,602	Loan 245578657LE02	12.19	9/11/2025	14,962
1,848	Loan 253650497GB01	18.27	11/1/2014	1,848
4,952	Loan 270330126GB01	18.27	11/1/2014	4,952
1,941	Loan 272646697GB01	8.77	11/1/2014	1,902
1,495	Loan 280182754GB01	18.27	11/1/2014	1,495
2,174	Loan 288685003GB01	18.27	11/1/2014	2,174
2,181	Loan 299050705GB01	18.27	11/1/2014	2,181
1,564	Loan 313908199GB01	18.27	11/1/2014	1,564
2,631	Loan 320450775GB01	18.27 *	11/1/2014	0
1,965	Loan 320465774GB01	18.27	11/1/2014	1,965
2,607	Loan 329905116GB01	14.27	11/1/2014	2,607
4,098	Loan 332143894GB01	17.27	11/1/2014	4,098
14,501	Loan 332943776LE01	12.19	11/10/2024	12,326
3,013	Loan 335660519GB01	18.27	11/1/2014	3,013
3,714	Loan 341115397GB01	18.27 *	11/1/2014	557

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 5,139	Loan 359989203GB01	18.27% *	11/1/2014	$ 771
2,370	Loan 376182695GB01	16.27	11/1/2014	2,370
504	Loan 379479803GB01	18.27	11/1/2014	504
2,230	Loan 379517786GB01	18.27	11/1/2014	2,230
6,947	Loan 382043949LE01	13.19	11/5/2024	5,905
4,452	Loan 387287865GB01	18.27 *	11/1/2014	4,363
4,554	Loan 396284513GB01	18.27	11/1/2014	4,554
332	Loan 414656857GB01	18.27	11/1/2014	332
3,618	Loan 420747645GB01	18.27 *	11/1/2014	3,184
1,929	Loan 430006305GB01	18.27	11/1/2014	1,929
2,498	Loan 434572067GB01	18.27	11/1/2014	2,498
719	Loan 437493635GB01	18.27	11/1/2014	719
3,362	Loan 438861857GB01	18.27	11/1/2014	3,362
178	Loan 441313634GB01	18.27	11/1/2014	178
43	Loan 449526346GB01	18.27	11/1/2014	43
2,016	Loan 461522747GB01	18.27	11/1/2014	2,016
1,724	Loan 486893665GB01	18.27	11/1/2014	1,724
2,443	Loan 511538604GB01	18.27	11/1/2014	2,443
2,203	Loan 523085685GB01	18.27	11/1/2014	2,203
2,135	Loan 531851398GB01	8.52	11/1/2014	2,135
1,804	Loan 532606934GB01	18.27	11/1/2014	1,804
2,397	Loan 541101084GB01	18.27 *	11/1/2014	2,349
15,000	Loan 552976111BB01	17.19	11/1/2016	15,000
2,409	Loan 556661017GB01	16.27	11/1/2014	2,409
2,820	Loan 559094673GB01	17.27	11/1/2014	2,820
2,187	Loan 559108766GB01	17.27	11/1/2014	2,187
15,000	Loan 567738825BB01	17.19	11/1/2017	15,000
2,902	Loan 583845035GB01	18.27	11/1/2014	2,902
1,921	Loan 585878543GB01	18.27 *	11/1/2014	1,882
1,905	Loan 591220554GB01	18.27	11/1/2014	1,905
2,033	Loan 614356227GB01	18.27	11/1/2014	2,033
2,267	Loan 615954037GB01	18.27 *	11/1/2014	794
1,510	Loan 620342255GB01	18.27	11/1/2014	1,510
1,960	Loan 631352149GB01	14.27	11/1/2014	1,960
4,583	Loan 652346015GB01	18.27	11/1/2014	4,583
2,691	Loan 664058807GB01	18.27	11/1/2014	2,638
2,592	Loan 666069267GB01	18.27	11/1/2014	2,592
2,079	Loan 669223306GB01	18.27	11/1/2014	2,079
7,078	Loan 682474874LE01	13.19	11/5/2024	6,016
241	Loan 682531455GB01	18.27	11/1/2014	241

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 6,487	Loan 686267607LE01	10.19%	2/25/2025	$ 5,514
2,256	Loan 696409924GB01	18.27	11/1/2014	2,256
3,962	Loan 700300375GB01	18.27	11/1/2014	3,962
2,062	Loan 701943494GB01	18.27	11/1/2014	2,062
2,930	Loan 712329908GB01	18.27	11/1/2014	2,930
11,369	Loan 722036245LE01	13.19	11/16/2024	9,664
2,827	Loan 723380369GB01	18.27 *	11/1/2014	2,770
2,385	Loan 730985534GB01	18.27	11/1/2014	2,385
4	Loan 731032895GB01	18.27	11/1/2014	4
11,855	Loan 731549225LE01	13.19	11/17/2024	10,077
2,380	Loan 734006944GB01	18.27	11/1/2014	2,380
5,208	Loan 737470583GB01	18.27	11/1/2014	5,208
2,382	Loan 740514526GB01	18.27	11/1/2014	2,382
2,747	Loan 741524367GB01	18.27	11/1/2014	2,747
3,027	Loan 742030085GB01	18.27 *	11/1/2014	2,967
2,502	Loan 745874694GB01	18.27	11/1/2014	2,502
2,847	Loan 750532979GB01	18.27	11/1/2014	2,790
2,889	Loan 752846388GB01	18.27	11/1/2014	2,889
2,173	Loan 752874999GB01	18.27	11/1/2014	2,173
7,273	Loan 755384743GB01	18.27 *	11/1/2014	1,091
2,072	Loan 765543247GB01	18.27	11/1/2014	2,072
1,996	Loan 766495005GB01	18.27	11/1/2014	1,996
3,391	Loan 768482287GB01	18.27	11/1/2014	3,391
3,115	Loan 771014799GB01	18.27	11/1/2014	3,115
2,283	Loan 771759125GB01	18.27	11/1/2014	2,283
2,483	Loan 781234865GB01	18.27 *	11/1/2014	372
2,325	Loan 802006399GB01	17.27	11/1/2014	2,325
1,799	Loan 802401184GB01	18.27	11/1/2014	1,763
1,419	Loan 803681359GB01	8.52	11/1/2014	1,419
2,853	Loan 813807179GB01	18.27	11/1/2014	2,853
3,126	Loan 822665366GB01	18.27	11/1/2014	3,126
2,511	Loan 826792573GB01	18.27 *	11/1/2014	2,460
2,584	Loan 831755519GB01	18.27	11/1/2014	2,584
21,743	Loan 832975727LE02	13.19	4/17/2026	18,482
13,698	Loan 833176884LE02	3.19	11/8/2024	13,698
2,717	Loan 840844815GB01	18.27	11/1/2014	2,663
2,722	Loan 852345336GB01	17.27	11/1/2014	2,722
2,964	Loan 858691763GB01	18.27	11/1/2014	2,964
12,134	Loan 861453766LE01	13.19	8/16/2025	10,314
2,943	Loan 870349958GB01	18.27	11/1/2014	2,884

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	LAW - 37.86% (Continued)
$ 2,624	Loan 878921055GB01	18.27%	11/1/2014	$ 2,624
2,979	Loan 902518106GB01	18.27	11/1/2014	2,979
2,479	Loan 920159748GB01	17.27	11/1/2014	2,479
2,379	Loan 920456105GB01	18.27	11/1/2014	2,379
2,277	Loan 932302369GB01	17.27	11/1/2014	2,277
3,948	Loan 940360174GB01	16.27 *	11/1/2014	3,869
3,019	Loan 951674356GB01	18.27 *	11/1/2014	1,992
3,272	Loan 952062709GB01	18.27	11/1/2014	3,272
2,800	Loan 965208684GB01	18.27	11/1/2014	2,800
1,967	Loan 971085154GB01	18.27	11/1/2014	1,731
2,661	Loan 973656067GB01	18.27	11/1/2014	2,661
20,766	Loan 991421264LE02	13.19	9/16/2025	17,651
2,250	Loan 991855535GB01	18.27	11/1/2014	2,250
				8,104,885
	MASTERS - 0.04%
9,217	Loan 000180968CC01	12.63	4/11/2018	9,217

	MBA - 6.21%
7,832	Loan 000187954CC01	10.70	9/5/2017	7,832
426,039	Loan 000310001TA01	13.20	12/27/2024	426,039
418,394	Loan 000310002TA01	15.20	9/28/2023	418,394
382,847	Loan 000310003TA01	18.20	1/12/2022	382,847
94,482	Loan 000310011TA01	12.19	6/24/2023	94,482
				1,329,594
	MEDICINE - ALLOPATHIC - 18.05%
17,130	Loan 000024012CC01	10.04	9/25/2017	17,130
4,258	Loan 000024012CC01	10.07	12/11/2017	4,258
9,065	Loan 000024733CC01	10.01	4/11/2018	9,065
7,765	Loan 000166484LL01	8.94	7/11/2023	7,765
20,608	Loan 000168246CC01	10.32	9/18/2017	20,608
12,307	Loan 000171472CC01	12.75	9/25/2017	12,307
12,097	Loan 000174117CC01	9.49	6/21/2018	12,097
18,218	Loan 000176495CC01	11.23	12/4/2017	18,218
11,009	Loan 000177785CC01	9.21	10/23/2017	11,009
8,872	Loan 000180171CC01	11.70	9/5/2017	8,872
10,855	Loan 000183794CC01	15.21	11/13/2017	10,855
7,523	Loan 000184602CC01	12.03	1/15/2018	7,523
29,255	Loan 000186259CC01	10.68	3/10/2018	29,255
17,878	Loan 000186749CC01	15.20	6/21/2018	17,878
4,682	Loan 000186921CC01	10.73	3/10/2018	4,682

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 18.05% (Continued)
$ 12,243	Loan 000189971CC01	11.12%	8/28/2017	$ 12,243
11,393	Loan 000190569LL01	9.45	4/25/2023	11,393
24,318	Loan 000190586CC01	9.21	9/7/2017	24,318
10,149	Loan 000190908CC01	15.21	1/29/2018	10,149
3,200	Loan 000190913CC01	10.73	3/10/2018	3,200
5,230	Loan 000194060CC01	11.70	9/11/2017	5,230
5,669	Loan 000194882CC01	11.97	9/18/2017	5,669
18,790	Loan 000194921CC01	11.97	9/25/2017	18,790
10,749	Loan 000195728CC01	15.21	1/23/2018	10,749
9,980	Loan 000196301CC01	15.21	1/15/2018	9,980
8,118	Loan 000197473CC01	15.21	11/20/2017	8,118
8,432	Loan 000198022CC01	15.20	6/21/2018	8,432
19,983	Loan 000199792CC01	9.80	5/14/2018	19,983
6,019	Loan 000204237CC01	9.51	6/21/2018	6,019
19,919	Loan 000201064BA01	9.85	6/21/2018	19,919
8,592	Loan 000204499BC01	13.49	6/21/2018	8,592
14,786	Loan 000205170LL01	9.45	4/11/2023	14,786
6,912	Loan 000205555LL01	8.45	6/4/2018	6,912
14,937	Loan 000205560LL01	9.20	6/4/2023	14,937
10,811	Loan 000206016CC01	14.56	5/14/2018	10,811
29,752	Loan 000206322CC01	9.20	5/7/2018	29,752
10,086	Loan 000206433CC01	12.07	6/21/2018	10,086
14,927	Loan 000207429LL01	9.20	6/21/2023	14,927
4,132	Loan 000207617CC01	11.92	7/11/2018	4,132
18,832	Loan 000209332CC01	10.00	7/11/2018	18,832
4,563	Loan 012576526LE01	8.19	11/15/2025	4,335
22,516	Loan 013361528LE01	10.19	1/3/2026	19,139
11,876	Loan 013409188LE02	10.19	12/13/2026	10,095
17,482	Loan 020653274LE02	8.19	12/23/2026	17,482
1,550	Loan 022780558PC00	7.00	9/26/2036	1,550
25,700	Loan 024070024LE01	10.19	7/2/2026	25,700
31,223	Loan 024962729LE02	10.19	11/5/2026	31,223
21,498	Loan 043931568LE02	10.19	12/5/2025	18,273
24,665	Loan 045677885LE01	8.19 *	11/03/2026	19,979
28,201	Loan 051665215LE01	8.19	11/08/2026	23,971
8,023	Loan 052733989LE01	8.19	11/27/2024	8,023
22,105	Loan 061881914LE01	8.19	12/1/2025	22,105
4,961	Loan 062776644LE02	10.19	6/2/2026	4,961
6,899	Loan 077904856LE01	8.19	11/21/2025	5,865
9,404	Loan 078181054LE01	8.19	12/6/2024	7,993

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 18.05% (Continued)
$ 26,048	Loan 080025736LE01	8.19%	11/07/2026	$ 22,141
21,906	Loan 081428747LE01	8.19	1/1/2027	21,906
28,476	Loan 082355267LE01	8.19	11/8/2025	24,205
14,201	Loan 082779624LE02	8.19	11/22/2025	14,201
26,825	Loan 093776113LE01	8.19	4/1/2026	26,825
12,415	Loan 093936308LE01	8.19	5/17/2026	12,415
6,517	Loan 093936308LE02	8.19	5/17/2026	6,517
22,120	Loan 100605936LE01	8.19	6/1/2027	18,802
28,485	Loan 101977464LE01	8.19	6/1/2027	27,060
28,726	Loan 103390577LE01	8.19	12/13/2025	24,417
26,562	Loan 110604766LE01	8.19	11/21/2026	26,562
15,531	Loan 112347716LE01	8.19	11/15/2025	13,201
13,434	Loan 112415399LE01	8.19	11/11/2025	13,434
27,329	Loan 117588824LE01	8.19	12/6/2026	27,329
20,113	Loan 118466064LE02	8.19	4/1/2026	17,096
29,514	Loan 119390196LE01	8.19	6/2/2026	29,514
24,017	Loan 122275834LE01	8.19	11/21/2026	24,017
19,169	Loan 122654607LE01	8.19	11/10/2024	16,294
22,424	Loan 130010796LE01	10.19	11/21/2026	22,424
29,432	Loan 137382674LE02	8.19	5/17/2026	29,432
6,516	Loan 146199495LE01	5.19	12/1/2025	6,516
29,054	Loan 151801337LE01	8.19	7/27/2026	29,054
19,235	Loan 154262475LE01	8.19	12/27/2024	16,350
28,384	Loan 154350297LE01	8.19	11/8/2026	28,384
27,708	Loan 157098903LE02	8.19	8/4/2026	27,708
6,837	Loan 157888874LE01	8.19	12/13/2024	5,811
11,326	Loan 158183204LE02	8.19	11/10/2026	11,326
17,727	Loan 160788127LE01	8.19	11/1/2025	16,841
27,865	Loan 163518528LE01	8.19	11/6/2026	23,685
19,257	Loan 164565025LE02	8.19	11/10/2026	19,257
27,444	Loan 166661885LE01	8.19	6/24/2026	23,327
10,867	Loan 170403946LE02	10.19	11/21/2025	9,237
14,370	Loan 184568655LE02	8.19	12/2/2026	14,370
27,513	Loan 189635116LE01	8.19	11/21/2026	27,513
25,430	Loan 193664885LE02	8.19	12/16/2026	25,430
27,003	Loan 193893397LE01	8.19	11/22/2026	27,003
27,369	Loan 194269445LE01	8.19	12/11/2026	24,085
25,508	Loan 197880824LE01	10.19	6/28/2027	21,682
23,814	Loan 208698875LE01	8.19	11/9/2026	23,814
19,886	Loan 213753074LE01	8.19	10/26/2025	19,886

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 18.05% (Continued)
$ 28,681	Loan 216564275LE01	8.19%	7/1/2026	$ 28,681
3,247	Loan 217190894LE02	8.19	6/1/2025	3,247
28,726	Loan 218463614LE01	8.19	12/13/2026	28,726
4,153	Loan 220441087LE02	8.19	11/21/2025	3,530
26,254	Loan 230189374LE01	8.19	6/1/2027	22,316
26,745	Loan 244942017LE01	8.19	11/10/2024	26,745
11,865	Loan 245185578LE02	8.19	12/13/2025	11,272
20,383	Loan 261342389LE02	8.19	11/9/2025	19,364
6,097	Loan 261400367LE01	8.19	12/14/2025	5,182
5,158	Loan 269915116PC01	7.00	8/7/2036	5,158
7,955	Loan 269915116PC01	7.00	8/7/2037	7,955
5,820	Loan 275614424PC00	7.00	9/26/2036	5,820
6,100	Loan 275614424PC01	7.00	11/25/2027	6,100
21,875	Loan 277331676LE01	8.19	12/1/2026	21,875
26,859	Loan 278088074LE02	8.19	12/2/2026	22,830
21,066	Loan 290019716LE01	8.19	11/21/2026	21,066
14,872	Loan 304848075LE01	8.19	2/15/2027	14,872
14,692	Loan 304848075LE02	8.19	2/15/2027	14,692
29,722	Loan 313715378LE01	8.19	5/1/2026	29,722
6,792	Loan 317171217LE01	8.19	5/6/2027	6,452
4,695	Loan 346529094LE01	8.19	11/16/2024	4,461
10,843	Loan 347496434LE01	8.19	11/9/2025	10,301
24,840	Loan 348985874LE02	10.19	12/11/2026	21,114
25,607	Loan 350412395LE01	8.19	11/5/2026	25,607
20,789	Loan 350787166LE02	8.19	12/1/2025	17,671
4,972	Loan 356098333LE01	8.19	11/21/2025	4,724
13,912	Loan 358172743LE01	10.19	11/13/2025	11,825
8,637	Loan 361463716LE01	8.19 *	12/12/2025	8,033
29,897	Loan 363657508LE01	8.19	11/19/2024	29,897
12,788	Loan 373270425LE01	8.19 *	11/15/2025	11,893
26,533	Loan 389281724LE01	10.19	12/16/2025	22,553
6,893	Loan 390788106LE02	8.19	6/1/2026	6,893
20,560	Loan 392346776LE02	8.19	3/12/2027	17,476
31,283	Loan 400406355LE01	10.19	11/8/2026	31,283
29,096	Loan 400833835LE01	8.19	12/2/2026	29,096
12,568	Loan 407192753LE02	8.19	11/09/2025	11,939
4,500	Loan 408080287LE02	10.19 *	11/11/2026	4,410
28,249	Loan 411002317LE01	8.19	11/9/2026	28,249
19,791	Loan 421007195LE01	8.19	11/15/2026	16,822
21,556	Loan 422762706LE01	8.19 *	11/11/2026	21,124

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 18.05% (Continued)
$ 15,815	Loan 424082169LE02	8.19%	6/1/2026	$ 13,442
20,913	Loan 449331526LE02	8.19	11/22/2025	17,776
29,657	Loan 449494564LE01	8.19	12/1/2026	29,657
18,837	Loan 450730675LE01	8.19	12/27/2024	16,011
27,051	Loan 452150936LE01	8.19	11/14/2026	27,051
27,265	Loan 460749625LE02	8.19	4/1/2026	23,175
29,794	Loan 478671703LE01	10.19	12/2/2026	29,794
4,351	Loan 492946576LE01	8.19	11/22/2025	3,699
20,179	Loan 494244897LE02	8.19	11/11/2026	20,179
6,700	Loan 497897245LE01	8.19	12/14/2024	5,695
21,501	Loan 500832625LE01	8.19	12/1/2026	21,501
13,848	Loan 519537596LE01	8.19	11/9/2024	11,770
28,935	Loan 520381716LE01	8.19	12/1/2026	28,935
10,559	Loan 521413767LE01	8.19	12/14/2025	10,031
13,821	Loan 521546404LE01	8.19	11/16/2024	13,130
21,709	Loan 529275423LE01	8.19	11/21/2025	21,709
29,311	Loan 529929316LE01	10.19	11/08/2026	24,915
9,837	Loan 534572004LE02	8.19	12/22/2026	8,361
28,834	Loan 546592425LE01	8.19	6/1/2026	24,509
21,293	Loan 546959434LE01	8.19	11/9/2026	21,293
8,197	Loan 549494023LE01	8.19	12/11/2025	7,788
17,347	Loan 550317526LE01	8.19	11/8/2025	14,745
22,362	Loan 554388245LE01	8.19	7/1/2026	19,008
29,836	Loan 556906554LE01	8.19	11/11/2025	29,836
28,479	Loan 558574285LE01	8.19	11/7/2026	28,479
597	Loan 564064065LE01	8.19	12/1/2024	567
28,241	Loan 569714316LE01	8.19	7/1/2026	28,241
10,878	Loan 581421364LE01	8.19	1/1/2026	10,878
10,646	Loan 581421364LE01	8.19	1/1/2026	10,646
30,831	Loan 582941464LE01	10.19	6/1/2027	26,206
10,779	Loan 612849264LE02	8.19	1/3/2026	10,024
6,664	Loan 613172884LE01	8.19	12/5/2024	5,664
28,956	Loan 621186924LE01	8.19	6/1/2026	28,956
28,094	Loan 630165548LE01	8.19	11/02/2024	28,094
13,804	Loan 633542024LE01	10.19	11/9/2025	13,804
19,547	Loan 648191023LE01	10.19	11/15/2025	16,615
28,206	Loan 650262354LE01	8.19	12/12/2026	28,206
20,504	Loan 653944827LE01	8.19	11/3/2025	17,429
20,679	Loan 660990506LE02	8.19	12/1/2025	17,577
18,360	Loan 667674044LE01	5.19	11/28/2025	18,360

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 18.05% (Continued)
$ 29,307	Loan 671725444LE01	8.19%	12/23/2026	$ 29,307
28,923	Loan 681914716LE01	8.19	6/1/2026	24,584
20,226	Loan 681987356LE01	8.19	7/1/2026	17,192
19,772	Loan 683177149LE02	10.19	11/11/2025	19,772
29,069	Loan 686177123LE01	8.19	1/21/2027	29,069
25,752	Loan 686868827LE01	8.19	7/1/2027	21,889
28,497	Loan 692970556LE01	8.19	6/27/2026	27,072
13,588	Loan 694158827LE02	8.19	12/18/2026	13,588
12,214	Loan 696691573LE01	8.19	11/14/2024	11,603
20,648	Loan 697999805LE01	8.19	11/11/2025	17,551
12,681	Loan 709130576LE03	8.19	11/9/2024	10,778
11,819	Loan 713136369LE02	8.19	12/20/2024	11,819
20,890	Loan 729123506LE02	8.19	11/09/2024	17,756
20,597	Loan 733576654LE01	8.19	11/21/2026	20,597
29,336	Loan 740315566LE01	8.19	11/10/2026	29,336
7,736	Loan 743689348LE01	10.19	12/14/2025	6,576
27,822	Loan 747486037LE01	8.19	6/1/2027	23,649
6,376	Loan 751931366LE02	8.19	6/1/2027	6,057
27,353	Loan 753769368LE01	8.19	11/12/2026	27,353
24,810	Loan 761748265LE01	8.25	7/2/2027	23,569
28,673	Loan 767581467LE01	8.19	7/1/2027	24,372
4,467	Loan 771607929LE02	8.19	12/1/2024	4,244
3,923	Loan 773691168LE02	8.19	12/27/2024	3,727
26,457	Loan 774149027LE01	8.19	11/11/2026	26,457
10,885	Loan 788693684LE02	10.19	11/10/2025	9,253
11,563	Loan 792801517LE02	10.19	12/1/2026	11,563
28,473	Loan 802190753LE01	8.19	11/7/2025	27,049
28,909	Loan 807375845LE01	8.19	11/7/2026	28,909
6,945	Loan 812033126LE01	8.19	12/6/2024	5,903
9,411	Loan 819959584LE01	8.19	12/6/2024	8,940
13,963	Loan 832499953LE01	8.19	11/21/2025	13,264
10,415	Loan 832966556LE01	8.19	12/12/2025	8,852
15,769	Loan 847750004LE01	8.19	12/5/2025	13,403
27,012	Loan 852850546LE01	8.19	11/15/2026	27,012
28,817	Loan 855469687LE01	8.19	11/18/2026	28,817
29,018	Loan 859869213LE01	8.19	11/15/2026	29,018
1,810	Loan 860103375LE01	8.19	5/25/2025	1,539
17,933	Loan 868127815LE02	8.19	11/22/2025	15,242
28,393	Loan 877873733LE01	8.19	7/27/2027	26,974
27,360	Loan 879356423LE01	8.19	12/1/2026	27,360

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 18.05% (Continued)
$ 14,928	Loan 881386956LE01	10.19%	11/11/2024	$ 12,689
13,110	Loan 883249455LE01	8.19	12/1/2024	11,144
13,870	Loan 891986118LE02	8.19	11/17/2025	13,870
29,034	Loan 936861864LE01	8.19	12/20/2026	29,034
20,894	Loan 939022396LE01	8.19	11/8/2026	20,894
15,706	Loan 951757568LE01	8.19	11/17/2025	14,921
20,349	Loan 967177193LE02	8.19	12/12/2025	19,331
28,526	Loan 972335799LE02	8.19	6/1/2026	28,526
9,560	Loan 978072215LE01	8.19	11/22/2024	8,126
26,550	Loan 979270514LE01	8.19	11/15/2026	26,550
28,389	Loan 993762005LE01	8.19	6/1/2026	24,131
10,317	Loan 000209956CC01	15.19	7/25/2018	10,317
				3,864,526
	MEDICINE - OSTEOPATHIC - 5.25%
26,432	Loan 000096142CC01	9.99	10/9/2017	26,432
19,533	Loan 000160521CC01	14.91	4/11/2018	19,533
21,006	Loan 000160568CC01	9.20	4/25/2018	21,006
8,293	Loan 000161645CC01	15.21	9/11/2017	8,293
19,360	Loan 000164757CC01	12.11	11/6/2017	19,360
19,097	Loan 000166421CC01	9.49	4/25/2018	19,097
13,685	Loan 000166476CC01	12.30	9/18/2017	13,685
17,261	Loan 000175693CC01	15.21	8/28/2017	17,261
15,001	Loan 000177744CC01	10.80	11/13/2017	15,001
11,379	Loan 000178890CC01	13.42	10/9/2017	11,379
6,895	Loan 000181679CC01	11.99	10/30/2017	6,895
7,868	Loan 000184793CC01	9.73	1/23/2018	7,868
6,771	Loan 000185355CC01	9.31	11/20/2017	6,771
8,865	Loan 000186170CC01	15.20	3/10/2018	8,865
7,051	Loan 000186435CC01	15.21	8/28/2017	7,051
4,869	Loan 000190988CC01	9.84	12/11/2017	4,869
8,624	Loan 000191610CC01	15.20	3/10/2018	8,624
11,699	Loan 000192668CC01	12.94	12/11/2017	11,699
11,808	Loan 000193160CC01	15.20	6/21/2018	11,808
5,756	Loan 000193323CC01	15.21	10/9/2017	5,756
10,715	Loan 000193488CC01	15.21	11/13/2017	10,715
10,655	Loan 000193491CC01	15.21	9/5/2017	10,655
6,360	Loan 000193770CC01	15.21	1/23/2018	6,360
6,960	Loan 000193886CC01	9.96	8/28/2017	6,960
25,913	Loan 000193923CC01	9.21	9/5/2017	25,913

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC - 5.25% (Continued)
$ 9,355	Loan 000194265CC01	14.69%	4/11/2018	$ 9,355
10,458	Loan 000194608CC01	11.99	10/16/2017	10,458
48,483	Loan 000194611CC01	10.00	1/8/2023	48,483
8,765	Loan 000194794CC01	12.50	12/4/2017	8,765
14,927	Loan 000193530LL01	9.45	6/21/2023	14,927
15,399	Loan 000195676CC01	10.43	1/23/2018	15,399
11,173	Loan 000195911CC01	15.20	6/21/2018	11,173
4,964	Loan 000196150CC01	15.20	5/7/2018	4,964
1,837	Loan 000196150LL01	6.20	6/14/2014	1,837
13,649	Loan 000196455TA01	9.37	10/26/2022	13,649
20,399	Loan 000196522CC01	15.21	11/20/2017	20,399
14,027	Loan 000206756CC01	14.02	6/21/2018	14,027
29,267	Loan 000206846CC01	11.72	5/7/2018	29,267
5,626	Loan 000207612CC01	9.85	6/21/2018	5,626
2,000	Loan 000207612LL01	7.20	6/28/2015	2,000
6,209	Loan 000207934CC01	14.72	6/21/2018	6,209
8,347	Loan 000208497CC01	15.20	6/21/2018	8,347
3,939	Loan 000208789CC01	15.20	6/28/2018	3,939
20,356	Loan 000272124LE01	10.19	11/7/2026	20,356
15,000	Loan 000562200CC01	11.77	8/14/2017	15,000
11,417	Loan 089138746LE01	8.19	11/09/2024	9,704
14,033	Loan 124974047LE02	8.19	12/2/2026	11,928
15,331	Loan 126672264LE01	10.19	1/2/2027	15,331
28,674	Loan 126966267LE01	8.19	5/21/2026	28,674
29,825	Loan 181172854LE02	10.19	12/1/2026	29,825
29,232	Loan 299174833LE02	10.19	11/16/2026	24,846
9,473	Loan 343448329LE02	8.19	11/17/2024	8,052
10,413	Loan 383379607LE02	8.19	11/9/2025	8,851
18,852	Loan 390416946LE01	8.19	11/9/2024	16,024
20,091	Loan 399681526LE02	8.19	11/10/2025	17,076
14,344	Loan 489425376LE01	8.19	11/9/2024	12,193
13,621	Loan 520836906LE02	8.19	11/10/2026	13,621
31,273	Loan 527587733LE01	10.19	6/2/2027	26,582
30,864	Loan 549194104LE02	10.19	6/1/2026	26,234
14,235	Loan 576305184LE01	8.19	11/25/2024	14,235
4,612	Loan 631711737LE02	8.19	2/28/2026	3,920
28,375	Loan 639626516LE01	8.19	5/27/2026	24,118
28,990	Loan 643687865LE01	8.19	6/26/2026	28,990

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC - 5.25% (Continued)
$ 13,255	Loan 660307385LE02	8.19%	11/18/2026	$ 11,267
27,678	Loan 701058105LE02	8.19	12/8/2026	27,678
11,173	Loan 710822526LE02	8.19	11/10/2026	9,497
5,726	Loan 713293599LE02	10.19	1/21/2027	5,726
9,553	Loan 751909185LE03	8.19	11/17/2024	8,120
28,423	Loan 767463667LE01	8.19	12/1/2026	27,001
10,857	Loan 820286314LE02	8.19	10/25/2024	10,314
28,550	Loan 852924108LE01	8.19	12/24/2025	28,550
29,723	Loan 865798593LE02	8.19	12/1/2026	29,723
5,194	Loan 891308757LE01	8.19	12/3/2025	4,415
28,515	Loan 906101024LE01	8.19	6/24/2027	27,089
10,805	Loan 977855454LE02	10.19	2/19/2026	9,185
29,644	Loan 996193353LE02	8.19	5/22/2026	29,644
				1,124,449
	MEDICINE - VETERINARY - 1.35%
6,085	Loan 000171681CC01	12.46	11/6/2017	6,085
8,006	Loan 000174575CC01	10.74	1/29/2018	8,006
22,389	Loan 000176356CC01	13.64	3/10/2018	22,389
27,309	Loan 000181629CC01	12.00	1/8/2018	27,309
2,770	Loan 000183019CC01	15.21	1/23/2018	2,770
7,792	Loan 000184387LL01	8.70	4/25/2018	7,792
29,442	Loan 000188841PL01	5.90	11/6/2027	29,442
21,800	Loan 000191777PL01	5.90	12/11/2027	21,800
22,748	Loan 000193375CC01	11.71	10/2/2017	22,748
13,502	Loan 000197282CC01	9.47	1/29/2018	13,502
29,670	Loan 000197963CC01	15.20	6/21/2018	29,670
5,515	Loan 177782414LE02	9.19	2/28/2026	4,688
18,521	Loan 486360655LE02	9.19	11/12/2024	15,743
13,253	Loan 547368047LE01	11.19	12/14/2025	11,265
9,865	Loan 574707784LE01	9.19 *	7/22/2025	8,680
13,999	Loan 801513507LE01	9.19	12/15/2024	11,900
14,919	Loan 817157424LE01	9.19	5/14/2025	12,681
3,452	Loan 863249665LE02	9.19	11/5/2024	2,864
21,256	Loan 000208233CC01	15.19	7/25/2018	21,256
8,754	Loan 000209580CC01	14.06	7/25/2018	8,754
				289,344
	OTHER - 8.52%
6,091	Loan 000012822CC01	11.00	9/18/2017	6,091

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal		Coupon (%) +	Maturity	Value #
	OTHER - 8.52% (Continued)
$ 22,015	Loan 000192453CC01	11.74%	12/11/2017	$ 22,015
28,161	Loan 000197935CC01	9.21	1/15/2018	28,161
458,921	Loan 000310005TA01	15.20	6/16/2022	458,921
472,837	Loan 000310007TA01	17.20	5/5/2024	472,837
291,384	Loan 000310008TA01	18.20	5/5/2021	291,384
340,000	Loan 000310010TA01	16.70	2/14/2031	340,000
8,901	Loan 071935187LE01	8.19	12/1/2025	8,456
23,762	Loan 142171264LE01	8.19	12/25/2026	23,762
28,542	Loan 342554349LE02	8.19	12/24/2026	28,542
20,362	Loan 444713664LE02	8.19	11/25/2025	17,307
5,797	Loan 445979404LE01	8.19	1/1/2026	5,507
29,059	Loan 592732004LE01	8.19	5/24/2026	29,059
20,066	Loan 734570084LE01	8.19	12/26/2026	20,066
20,479	Loan 786190783LE01	8.19 *	12/6/2026	3,071
10,847	Loan 868572295LE03	8.19	9/1/2025	10,847
9,282	Loan 868572295LE04	8.19	9/1/2025	9,282
29,113	Loan 869917386LE02	10.19	12/1/2026	29,113
19,630	Loan 923007159LE02	8.19	4/1/2025	18,649
				1,823,070
	PHARMACY - 2.44%
51,819	Loan 000192777PL01	5.90	10/9/2027	51,819
471,441	Loan 000310009TA01	17.70	2/2/2024	471,441
				523,260
	PHD - 1.99%
27,514	Loan 000191786CC01	15.21	1/29/2018	27,514
378,474	Loan 000310004TA01	14.20	12/27/2022	378,474
18,979	Loan 000199691CC01	9.94	7/25/2018	18,979
				424,967

	TOTAL CONSUMER NOTES (Cost - $18,735,186)			18,702,662

	PRIVATE PLACEMENT - 9.46% ^
900,000	LAOH Capital LLC Promissory Note	22.47	6/4/2014	900,000
1,125,000	LAOH Capital LLC Promissory Note	30.00	5/6/2014	1,125,000
	TOTAL PRIVATE PLACEMENT (Cost - $2,025,000)			2,025,000

See accompanying notes to financial statements.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2013

TOTAL INVESTMENTS - 96.82% (Cost - $20,760,186) (a)	$20,727,662
OTHER ASSETS LESS LIABILITIES - 3.18%	679,889
NET ASSETS - 100.00%	$21,407,551

* Issuer in default on interest payment; non-interest producing security.
+ Variable rate securities.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
^ Illiquid securities. Total illiquid securities represents 96.82% of net assets with a cost of $20,760,186 as of July 31, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,760,186 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 46,040
Unrealized depreciation	(78,564)
Net unrealized depreciation	$ (32,524)

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2013

Assets:
Investments in Securities at Fair Value (Identified cost $20,760,186)	$ 20,727,662
Cash	191,626
Dividends and Interest Receivable	444,285
Receivable for Fund Shares Sold	16,844
Receivable for Paydowns	306,792
Prepaid Expenses and Other Assets	24,176
Total Assets	21,711,385

Liabilities:
Payable for Securities Purchased	2,533
Payable for Dividends / Distributions	214,504
Payable to Affiliates	5,630
Accrued Advisory Fees	25,837
Accrued Shareholder Servicing Fee	4,802
Accrued Expenses and Other Liabilities	50,528
Total Liabilities	303,834

Net Assets (Unlimited shares of no par value beneficial interest	$ 21,407,551
authorized; 2,125,682 shares of beneficial interest outstanding)

Net Asset Value, Offering and Redemption Price Per Share
($21,407,551/2,125,682 shares of beneficial interest outstanding)	$ 10.07

Composition of Net Assets:
At July 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 21,466,982
Accumulated Net Investment Income Loss	(26,907)
Net Unrealized Depreciation on Investments	(32,524)
Net Assets	$ 21,407,551

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2013

Investment Income:
Dividend Income	$ 111,248
Interest Income	841,619
Total Investment Income	952,867

Expenses:
Investment Advisory Fees	171,594
Administration Fees	22,964
Shareholder Services Fees	19,066
Chief Compliance Officer Fees	18,548
Legal Fees	15,123
Fund Accounting Fees	14,093
Transfer Agent Fees	13,669
Registration & Filing Fees	10,022
Audit Fees	8,620
Printing Expense	6,850
Offering Cost Expense	6,356
Trustees' Fees	5,820
Custody Fees	5,334
Insurance Expense	4,850
Miscellaneous Expenses	1,970
Total Expenses	336,076
Less: Fee Waived by Adviser	(105,957)
Net Expenses	230,119
Net Investment Income	722,748

Net Realized and Unrealized Gain on Investments:
Net Change in Unrealized Appreciation on:
Investments	20,567
Net Realized and Unrealized Gain on Investments	20,567

Net Increase in Net Assets Resulting From Operations	$ 743,315

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended	Ended
	July 31, 2013	January 31, 2013*
Operations:	(Unaudited)
Net Investment Income	$ 722,748	$ 243,517
Net Change in Unrealized Appreciation (Depreciation) on Investments	20,567	(53,091)
Net Increase in Net Assets
Resulting From Operations	743,315	190,426

Distributions to Shareholders From:
Net investment income ($0.30 and $0.57 per share, respectively)	(749,655)	(243,517)
Return of Capital ($0.00 and $0.04 per share, respectively)	-	(16,726)
Total Distributions to Shareholders	(749,655)	(260,243)

Capital Share Transactions:
Proceeds from Shares Issued (1,497,413 and 685,808 shares, respectively)	15,113,836	6,950,941
Distributions Reinvested (48,850 and 25,839 shares, respectively)	491,448	258,879
Cost of Shares Redeemed (130,156 and 12,072 shares, respectively)	(1,310,668)	(120,728)
Total Capital Share Transactions	14,294,616	7,089,092

Total Increase in Net Assets	14,288,276	7,019,275

Net Assets:
Beginning of Period	7,119,275	100,000
End of Period	$ 21,407,551	$ 7,119,275

Accumulated Net Investment Income Loss at End of Period	$ (26,907)	$ -
____
* The Fund commenced operations March 23, 2012

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended July 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 743,315
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(14,868,169)
Proceeds from paydowns of investments	785,718
Net unrealized appreciation from investments	(20,567)

Net Accretion of Discounts	36,069

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due from Investment Adviser	41,303
Interest Receivable	(256,536)
Receivable for Paydowns	(306,792)
Receivable for Fund Shares Sold	(16,844)
Prepaid Expenses and Other Assets	6,614
Increase/(Decrease) in liabilities:
Payable for Securities Purchased	2,533
Payable to Investment Advisor	25,837
Payable to Affiliates	(12,276)
Accrued Shareholder Servicing Fee	3,339
Accrued Expenses and Other Liabilities	13,728
Net cash used in operating activities	(13,822,728)

Cash flows from financing activities:
Proceeds from shares sold	15,113,836
Payment on shares redeemed	(1,310,668)
Cash distributions paid	(43,703)
Net cash provided by financing activities	13,759,465

Net decrease in cash	(63,263)
Cash at beginning of period	254,889
Cash at end of period	$ 191,626

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$ 491,448

See accompanying notes to financial statements.

GL Beyond Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the		For the
	Six Months Ended		Period Ended
	July 31, 2013		January 31, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.03		$ 10.00
From Investment Operations:
Net investment income (a)	0.47		0.81
Net loss from investments
(both realized and unrealized)	(0.13)		(0.17)
Total from operations	0.34		0.64

Less Distributions:
From net investment income	(0.30)		(0.57)
From return of capital	-		(0.04)
Total Distributions	(0.30)		(0.61)

Net Asset Value, End of Period	$ 10.07		$ 10.03

Total Return (b)	4.50%		6.53%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 21,408		$ 7,119
Ratios to average net assets
Expenses, Gross	4.38%	(c)	13.01%	(c)
Expenses, Net of Reimbursement	3.00%	(c)	3.00%	(c)
Net investment income, Net of Waivers and Reimbursements	9.42%	(c)	9.37%	(c)
Portfolio turnover rate	5%		12%

__________
* The Fund commenced operations March 23, 2012
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total return would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized.

See accompanying notes to financial statements.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2013

1.

ORGANIZATION

GL Beyond Income Fund (the “Fund”) was organized as a Delaware statutory trust on October 11, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek income. The Fund pursues its investment objective by investing primarily in individual variable-rate interest income-producing debt securities (i.e. loans made to individuals that are represented by a note). The Fund does not primarily invest in pools of notes, but rather note-by-note. The Fund may also invest in mutual funds and exchange-traded funds ("ETFs") that invest primarily in fixed-rate or variable-rate fixed income securities.  The Fund commenced operations on March 23, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund managers anticipate that most all of the securities obtained by the Fund will be unlisted whole loans purchased in private transactions or loans made directly by the Fund.  The Fund plans to carry these securities at a fair value equal to their cost, adjusted to fair value based upon delinquency status, and loan premiums and/or discounts will be accounted for as prescribed by GAAP.  At each day’s end, the fund will adjust the valuation of the securities based on the individual performance of the loans.  Unlisted whole loans purchased or issued by the Fund carry variable interest rates (indexed to LIBOR or PRIME) which typically reset on a monthly or quarterly basis.  As a result, the impact of interest rate changes on security valuations is muted and the Adviser will rely primarily on delinquency as a driver of security valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Consumer Notes	$ -	$ -	$ 18,702,662	$ 18,702,662
Private Placement	-	-	2,025,000	2,025,000
Total	$ -	$ -	$ 20,727,662	$ 20,727,662

*Refer to the Portfolio of Investments for consumer classifications.

  There were no transfers into or out of Level 1 and Level 2 during the current period presented.

   It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Private Placement	Consumer Notes	Totals
Beginning Balance	$ -	$ 6,713,804	$ 6,713,804
Total realized gain (loss)	-	-	-
Appreciation (Depreciation)	-	(32,524)	(32,524)
Cost of Purchases	2,025,000	12,843,169	14,868,169
Paydowns	-	(785,718)	(785,718)
Accretion of Discount	-	(36,069)	(36,069)
Net transfers in/out of level 3	-	-	-
Ending Balance	$ 2,025,000	$ 18,702,662	$ 20,727,662

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable input(s)
Consumer Notes	$ 18,702,662	Delinquency Analysis & Peer Group Performance	Days Deliquent	2% - 100%	1.10%

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Days Deliquent	Decrease	Increase

The Fund’s senior management contracted with Banker Resources and Solutions to create an initial asset valuation policy that would calculate the student loans’ market value based on approach used in the retail banking sector.    Assets are impaired by a percentage that correlates to the probability a loan will be written off based on how many days late the asset is.  The impairment applied will be reviewed quarterly, and adjusted up or down, to ensure when applied it is appropriately matching the actual results the fund is witnessing.  Additional enhancements to the valuation procedure will be considered quarterly to provide a more accurate reflection of the market value.

 Fixed Income Risk - When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a modest decline in the value of variable-rate fixed income securities. In general, the market price of variable-rate debt securities with longer times to interest rate reset will increase or decrease more in response to changes in interest rates than those with shorter times to interest rate reset.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Rising interest rates tend to increase the likelihood of issuer default.  These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk - There is a risk that note issuers will not make scheduled payments, resulting in losses to the Fund.  In addition, the credit quality of securities may decline if an issuer's financial condition deteriorates.  Lower credit quality may lead to greater volatility in the price of a note and in shares of the Fund.  Lower quality notes, as evaluated by the Adviser, are more likely to default than those considered prime by the Adviser or a rating evaluation agency or service provider.  An economic downturn or period of rising interest rates could adversely affect the market for these notes and reduce the Fund's ability to sell these securities.  The lack of a liquid market for these securities could decrease the Fund's share price.  Additionally, issuers may seek bankruptcy protection which will delay resolution of security holder claims and may eliminate or materially reduce liquidity.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of portfolio

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  Lower quality notes offer the potential for higher return, but also involve greater risk than debt securities of higher quality, including an increased possibility that the issuer or guarantor, if any, may not be able to make its payments of interest and principal.  If that happens, the value of the security will decrease and may become worthless.  This will cause the Fund's share price to decrease and its income will be reduced.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Offering Costs – Offering costs incurred by the Fund of $46,396 were treated as deferred charges until operations commenced of which $6,356 was amortized over a the fiscal period ending July 31, 2013 and amortized over a 12 month period using the straight line method.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders –Distributions from investment income are declared, recorded, and paid on a quarterly basis.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by GL Capital Partners, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 2.25% of the average daily net assets of the Fund.  For the six months ended July 31, 2013, the Adviser earned advisory fees of $171,594.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including organizational and offering expenses but excluding any taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at least until May 31, 2014, so that the total annual operating expenses of the Fund do not exceed 3.00% of the Fund’s average daily net assets.  Waivers and expense reimbursement payments may be recouped by the Adviser from the Fund, to the extent that overall

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended July 31, 2013, the Adviser waived fees and reimbursed expenses of $105,957. As of July 31, 2013, the cumulative expenses subject to recapture amounted to $368,075 and will expire on January 31of the years indicated below:

2016	2017	Total
$262,118	$105,957	$368,075

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Service Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the six months ended July 31, 2013, the Fund incurred distribution fees of $19,066.

Loan Servicing Agreement – On loans that are serviced by GL Capital Partners, LLC, the Fund will pay a monthly adjustable rate fee of $100 plus a fee based on the percentage of the loan balance serviced plus an additional fee per loan that is delinquent or in collection. The fee based on a percentage of the loan balances rage from 0.05% - 0.0625% depending on whether the loan is in repayment or deferment and an additional $3.25 - $8.25 if a loan is delinquent or in collection.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a quarterly fee of $1,750, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale (paydown) of securities, other than short-term securities, for the six months ended July 31, 2013 amounted to $14,808,863 and $785,718, respectively.

5.

LOAN AND PLEDGE AGREEMENT

Effective August 13, 2012 the Fund had a $500,000 revolving credit agreement with Taft Financial Services, LLC (“Taft Loan Agreement”) to engage in permitted borrowing. Amounts borrowed under the Taft Loan Agreement are invested by the Fund under the direction of the Manager, consistent with the Fund’s investment objectives and policies, and as such are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. The loan is fully collateralized throughout the term of the loan with securities or other assets of the Fund that have an aggregate market value of at least three times the loan balance.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

Borrowings under the Taft Loan Agreement are charged interest at a calculated rate based on the Federal Funds Rate plus one-half of one percent (0.50%). The loan is due on demand. The loan balance at July 31, 2013 was $0. For the six months ended July 31, 2013, the Fund did not borrow on the line of credit.

6.

DISTRIBTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following period was as follows:

Fiscal Period Ended
January 31, 2013
Ordinary Income	$ 243,517
Return of Capital	16,726
$ 260,243

As of January 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October		Unrealized	Other	Total
Ordinary	Long-Term	and Late	Capital Loss	Appreciation/	Book/Tax	Accumulated
Income	Gains	Year Losses	Carry Forwards	(Depreciation)	Differences	Earnings/(Deficits)
$ -	$ -	$ -	$ -	$ (53,091)	$ -	$ (53,091)

Permanent book and tax differences primarily attributable to the tax treatment of fund distributions, resulted in reclassification for the Fund for the period ended January 31, 2013 as follows: a decrease in paid in capital of $16,726 and a decrease in accumulated net investment loss of $16,726.

7.

INVESTMENT IN RESTRICTED SECURITIES

Consumer Notes and Private Placement Notes held by the Fund, while exempt from registration under the Securities Act of 1933, (the "1933 Act"), are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

8.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GL Beyond Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2013

As a shareholder of The Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (Shareholder Servicing) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GL Beyond Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 through July 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/13)	Ending Account Value (7/31/13)	Expenses Paid During the Period (2/1/13 to 7/31/13)
Actual*	$1,000.00	$1,045.00	$15.21
Hypothetical (5% return before expenses)	$1,000.00	$1,009.92	$14.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE Rev. February 2012
FACTS		WHAT DOES THE GL BEYOND INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the GL Beyond Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does GL Beyond Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-855-754-7930

Who we are
Who is providing this notice?	GL Beyond Income Fund
What we do
How does GL Beyond Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does GL Beyond Income Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪   Affiliates from using your information to market to you

▪   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ GL Beyond Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ GL Beyond Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ GL Beyond Income Fund does not jointly market.

Adviser	GL Capital Partners, LLC 400 5th Ave, Suite 600 Waltham, MA 02451
Distributor	Northern Lights Distributors, LLC 17605 Wright Street Suite 2 Omaha, Nebraska 68130
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street Suite 2 Omaha, Nebraska 68130
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7930 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7930.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GL Beyond Income Fund

By (Signature and Title)

/s/ Daniel J. Thibeault

       Daniel J. Thibeault, President

Date

10/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Daniel J. Thibeault

Daniel J. Thibeault, President

Date

10/10/13

By (Signature and Title)

s/ Jay Bosse

       Jay Bosse, Treasurer

Date

10/11/13